                                                       UBS PaineWebber RMA

                                                     Money Market Portfolio
                                                    U.S. Government Portfolio
                                                          Tax-Free Fund
                                                 California Municipal Money Fund
                                                  New York Municipal Money Fund
                                                 New Jersey Municipal Money Fund


                                                        -------------------
                                                         SEMIANNUAL REPORT
                                                         December 31, 2001
                                                        -------------------

(C) 2002 UBS PaineWebber Inc.
All Rights Reserved. Member SIPC.
UBS PaineWebber is a service mark of UBS AG.

www.ubspainewebber.com                                 [LOGO]UBS|PaineWebber(SM)

UBS PaineWebber RMA Money Market Funds

                                                               February 15, 2002

Dear Shareholder,
We present you with the semiannual report for UBS PaineWebber RMA Money Market Portfolio; UBS PaineWebber RMA U.S. Government Portfolio; UBS PaineWebber RMA Tax-Free Fund, Inc.; UBS PaineWebber RMA California Municipal Money Fund; UBS PaineWebber RMA New York Municipal Money Fund; and UBS PaineWebber RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2001.

MARKET REVIEW

An unprecedented flurry of interest rate reductions by the Federal Reserve (the "Fed"), prompted by an economy struggling to pull itself out of a recession, marked the six months ended December 31, 2001. Continuing its year-long policy of cutting the Fed funds rate with the intention of providing monetary stimulus, the Fed cut rates five times during the reporting period, bringing the rate down to 1.75%, its lowest level in 40 years. Combined with six rate cuts during the first half of 2001, the Fed lowered interest rates 11 times during 2001. This activity severely affected short-term fixed income investments, whose yields plummeted.

The impetus behind the rate cuts--a weakened economy--showed signs of improvement toward year-end, although signals remain mixed. The nation's economic output, as measured by real gross domestic product (GDP), contracted 1.3% in the third quarter, due in part by the September terrorist attacks. In the fourth quarter, however, GDP rose 0.2%, bringing the growth for the year up to 1.1%, while inflation rose less than 2.0%. In December, new unemployment claims fell to their lowest levels since August, consumer confidence rose and lower energy prices continued to benefit both businesses and consumers. However, concerns about companies' accounting practices were surfaced, and have continued to mount as high-profile corporate bankruptcies shook investor confidence. The year ended with investors returning hesitantly to the stock market in the final quarter, although uncertainty about the strength of an eventual economic recovery remained strong.

[SIDENOTE]

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Debbie Baggett
Brinson Advisors, Inc.

COMMENCEMENT:
10/4/82 (Tax-Free)
11/7/88 (CA Municipal)
11/10/88 (NY Municipal)
2/1/91 (NJ Municipal)

DIVIDEND PAYMENTS (ALL SIX FUNDS):
Monthly

                                    RMA Money Market Funds Semiannual Report | 1

--------------------------------------------------------------------------------

PORTFOLIO REVIEWS

Seven-day effective yields fell dramatically during the six-month period ended December 31, 2001, with the shortest term fixed-income investments showing the most dramatic declines. The fourth quarter, in particular, was the most volatile stretch for yields since 1998. Yields for debt with maturities of under six months declined sharply, while issues with longer maturities of up to one year fared better during the period. Generally, for the UBS PaineWebber RMA Money Market Portfolio and the UBS PaineWebber RMA U.S. Government Portfolio, we employed a barbell strategy during the period, seeking issues with longer maturities of about one year to capture yield while keeping shorter maturities, in this case up to one month, for liquidity.

                                                            7-Day         7-Day       Weighted
                                                           Current      Effective       Avg.
Performance and Characteristics, 12/31/01*                  Yield         Yield       Maturity         Net Assets
-------------------------------------------------------------------------------------------------------------------
UBS PaineWebber RMA Money Market Portfolio                  1.82%         1.84%        86 days      $23.977 billion
UBS PaineWebber RMA U.S. Government Portfolio               1.72%         1.74%        84 days       $2.458 billion
UBS PaineWebber RMA Tax-Free Fund, Inc.                     1.16%         1.16%        34 days       $3.284 billion
UBS PaineWebber RMA California
   Municipal Money Fund                                     0.94%         0.95%        42 days       $838.8 million
UBS PaineWebber RMA New York
   Municipal Money Fund                                     1.03%         1.03%        40 days       $587.7 million
UBS PaineWebber RMA New Jersey
   Municipal Money Fund                                     0.91%         0.92%        51 days       $126.1 million

* YIELDS WILL VARY. THE FUNDS ARE ACTIVELY MANAGED, AND THEIR COMPOSITION WILL VARY OVER TIME.

OUTLOOK
Maintaining liquidity for redemptions and attempting to keep the Funds' net asset values stable during this volatile time remains a foremost portfolio management priority. Although signs are mixed as to the length and strength of an economic recovery, we are cautiously optimistic as business inventories continue to shrink, new jobless claims slow and corporate America begins to recover.

Although passage of accelerated or additional federal tax cuts remains questionable, a huge influx of government monetary stimulus, spurred in part by increased concerns about an appropriate level of funding for both defense and homeland security, should help energize the economy. Post-period, President Bush proposed a record $2.1 trillion budget for fiscal year 2003. While government budget deficits are likely to return, we do not believe they will approach the record levels of previous years. As always, we will continue to closely monitor events and adjust our strategy accordingly.

[SIDENOTE]

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO
UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan
Brinson Advisors, Inc.

COMMENCEMENT:
10/4/82 (both Portfolios)

2 | RMA Money Market Funds Semiannual Report

Our ultimate objective in managing your investments is to help you meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS PaineWebber Funds,(1) please contact your financial advisor.

Sincerely,

/s/ Brian M. Storms
BRIAN M. STORMS
President
UBS PaineWebber RMA Money Fund, Inc.
(UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio) UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber Managed Municipal Trust (UBS PaineWebber RMA California Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money Fund) UBS PaineWebber Municipal Money Market Series (UBS PaineWebber RMA New Jersey Municipal Money Fund)

/s/ Susan P. Ryan
SUSAN P. RYAN
Portfolio Manager
UBS PaineWebber RMA Money Market Portfolio
UBS PaineWebber RMA U.S. Government Portfolio

/s/ Debbie Baggett
DEBBIE BAGGETT
Portfolio Manager
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber RMA California Municipal Money Fund
UBS PaineWebber RMA New York Municipal Money Fund
UBS PaineWebber RMA New Jersey Municipal Money Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult a financial advisor regarding your personal investment program.



(1) MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. THE PROSPECTUSES FOR THE FUNDS CONTAIN MORE COMPLETE INFORMATION REGARDING RISKS, CHARGES AND EXPENSES, AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                    RMA Money Market Funds Semiannual Report | 3

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO


STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT
  (000)                                                                     MATURITY DATES       INTEREST RATES          VALUE
---------                                                                 --------------------   --------------     ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--25.15%
$  150,000   U.S. Treasury Notes .......................................        07/31/02             6.000%         $   152,059,454
   200,000   Federal Farm Credit Bank ..................................  01/07/02 to 01/14/02   1.650 to 1.700@        199,927,708
    69,800   Federal Home Loan Bank ....................................        02/26/02             5.000@              69,800,000
   195,000   Federal Home Loan Bank ....................................        01/02/02         1.530 to 1.740*        194,864,745
 1,903,120   Federal Home Loan Bank ....................................  07/02/02 to 12/27/02   2.000 to 4.020       1,903,081,678
   350,920   Federal Home Loan Mortgage Corp. ..........................  01/15/02 to 12/20/02   1.765 to 2.400         350,786,497
    65,000   Federal Home Loan Mortgage Corp. ..........................        01/02/02             1.515*              64,989,276
 1,107,008   Federal Home Loan Mortgage Corp. ..........................  01/03/02 to 12/05/02   1.730 to 4.850@      1,098,650,748
   166,700   Federal National Mortgage Association .....................  01/15/02 to 12/26/02   2.380 to 6.625         166,732,598
   348,000   Federal National Mortgage Association .....................        01/02/02         1.530 to 1.753*        347,944,608
   593,535   Federal National Mortgage Association .....................  01/11/02 to 07/12/02   1.750 to 5.035@        591,238,355
   891,000   Student Loan Marketing Association ........................        01/02/02         2.192 to 2.322*        890,967,493
                                                                                                                    ---------------
Total U.S. Government and Agency Obligations (cost--$6,031,043,160) ....                                              6,031,043,160
                                                                                                                    ---------------
BANK NOTES--1.82%
DOMESTIC--1.82%
   162,000   LaSalle Bank N.A. .........................................  02/25/02 to 03/15/02   4.680 to 4.980         161,993,113
   275,000   Wells Fargo Bank N.A. .....................................        01/02/02         1.800 to 1.820*        275,024,131
                                                                                                                    ---------------
Total Bank Notes (cost--$437,017,244)                                                                                   437,017,244
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT--20.14%
DOMESTIC--0.42%
   100,000   First Tennessee Bank N.A. (Memphis) .......................        01/11/02             1.780              100,000,000
                                                                                                                    ---------------
YANKEE--19.72%
    75,000   Abbey National PLC ........................................        12/31/02             2.300               74,985,206
   473,500   ABN AMRO Bank N.V. ........................................  08/30/02 to 11/18/02   2.260 to 3.700         473,507,055
   177,000   Bank of Scotland N.Y. .....................................  07/26/02 to 09/04/02   3.790 to 3.870         176,973,808
   300,000   Barclays Bank PLC .........................................        01/02/02         1.740 to 1.790*        299,982,585
   454,000   Canadian Imperial Bank of Commerce ........................  02/26/02 to 12/16/02   2.205 to 5.035         454,012,210
   458,500   Canadian Imperial Bank of Commerce.........................  03/01/02 to 08/16/02   1.610 to 1.800*        458,485,471
   150,000   Danske Bank ...............................................        11/07/02             2.190              150,025,277
   344,000   Dexia Bank ................................................  07/22/02 to 01/06/03   2.485 to 4.000         344,024,564
   125,000   Dexia Bank.................................................        01/02/02             1.800*             125,000,000
   244,000   National Westminster Bank PLC .............................  06/24/02 to 07/05/02   4.105 to 4.230         244,007,815
   125,000   Rabobank Nederland ........................................  01/22/02 to 01/30/02   5.200 to 5.400         125,000,000
   319,000   Royal Bank of Canada ......................................  05/31/02 to 08/30/02   3.710 to 4.300         319,002,435
   324,000   Royal Bank of Scotland PLC ................................  09/06/02 to 12/27/02   2.710 to 3.735         323,974,232
   175,000   Societe Generale ..........................................  01/16/02 to 07/29/02   3.880 to 5.420         174,994,709
   480,000   Svenska Handelsbanken .....................................  05/31/02 to 08/29/02   3.620 to 4.350         480,010,720
   165,000   Toronto-Dominion Bank .....................................  09/06/02 to 11/07/02   2.150 to 3.585         164,993,519
   340,000   Westdeutsche Landesbank Girozentrale ......................  09/16/02 to 12/27/02   2.400 to 3.690         339,986,449
                                                                                                                    ---------------
                                                                                                                      4,728,966,055
                                                                                                                    ---------------
Total Certificates of Deposit (cost--$4,828,966,055) ...................                                              4,828,966,055
                                                                                                                    ---------------
COMMERCIAL PAPER@--35.28%
ASSET BACKED-AUTO & TRUCK--0.63%
   150,000   New Center Asset Trust ....................................        01/28/02             1.850              149,791,875
                                                                                                                    ---------------
ASSET BACKED-BANKING--2.86%
   545,234   Atlantis One Funding Corp. ................................  01/14/02 to 01/29/02   1.780 to 3.410         544,517,698
   141,206   Stellar Funding Group, Inc. ...............................  01/09/02 to 03/05/02   1.800 to 1.920         140,974,730
                                                                                                                    ---------------
                                                                                                                        685,492,428
                                                                                                                    ---------------

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO


PRINCIPAL
 AMOUNT
  (000)                                                                     MATURITY DATES       INTEREST RATES          VALUE
---------                                                                 --------------------   --------------     ---------------
COMMERCIAL PAPER@--(CONTINUED)
ASSET BACKED-MISCELLANEOUS--11.61%
$  398,800   Asset Securitization Cooperative Corp. ....................  01/07/02 to 01/29/02   1.900 to 2.050%    $   398,492,265
   103,000   Asset Securitization Cooperative Corp. ....................        01/23/02              1.901*            103,000,000
    60,010   Delaware Funding Corp. ....................................        01/03/02              2.040              60,003,199
    49,927   Enterprise Funding Corp. ..................................        01/10/02              1.800              49,904,533
   379,136   Falcon Asset Securitization Corp. .........................  01/07/02 to 02/01/02   1.800 to 2.070         378,840,060
   400,000   Galaxy Funding, Inc. ......................................  01/16/02 to 02/19/02   1.780 to 2.520         399,351,555
   214,700   Giro Multi-Funding Corp. ..................................  01/15/02 to 01/22/02   1.880 to 1.890         214,505,892
   325,000   Pennine Funding ...........................................  01/11/02 to 02/04/02   1.860 to 2.040         324,729,125
   116,000   Preferred Receivables Funding Corp. .......................        01/14/02              2.010             115,915,803
   215,244   Quincy Capital Corp. ......................................  01/22/02 to 02/15/02   1.840 to 2.000         214,941,616
   363,578   Receivables Capital Corp. .................................  01/10/02 to 01/25/02   1.840 to 2.080         363,163,897
   160,600   Variable Funding Capital Corp. ............................  01/04/02 to 01/09/02   1.770 to 2.080         160,551,075
                                                                                                                    ---------------
                                                                                                                      2,783,399,020
                                                                                                                    ---------------
BANKING-DOMESTIC--3.40%
    50,000   CBA (Delaware) Finance, Inc. ..............................        01/14/02              1.760              49,968,222
    90,000   Danske Corp.                                                       01/14/02              1.800              89,941,500
    50,000   Dexia Delaware LLC ........................................        01/15/02              1.800              49,965,000
   285,000   J. P. Morgan Chase & Co., Inc. ............................        01/17/02              1.860             284,764,400
    71,000   Nordea North America, Inc. ................................  01/10/02 to 02/15/02   1.780 to 1.900          70,910,505
   270,000   Stadshypotek Del, Inc. ....................................  01/14/02 to 01/22/02   1.820 to 2.060         269,768,106
                                                                                                                    ---------------
                                                                                                                        815,317,733
                                                                                                                    ---------------
BROKER-DEALER--3.76%
   100,000   Bear Stearns Cos., Inc. ...................................        01/03/02              1.950              99,989,167
   280,000   Credit Suisse First Boston ................................        01/11/02              1.810             279,859,222
   322,000   Goldman Sachs Group L.P. ..................................        01/09/02              1.900             321,864,044
   200,000   Morgan Stanley, Dean Witter & Co. .........................        01/23/02              1.860             199,772,667
                                                                                                                    ---------------
                                                                                                                        901,485,100
                                                                                                                    ---------------
CONSUMER PRODUCTS--0.35%
    50,000   Kimberly Clark Corp. .......................................       02/11/02              1.790              49,898,070
    35,000   Procter & Gamble Co. .......................................       01/14/02              2.020              34,974,469
                                                                                                                    ---------------
                                                                                                                         84,872,539
                                                                                                                    ---------------
DRUGS, HEALTH CARE--0.71%
    15,900   Abbott Laboratories ........................................       01/09/02              1.830              15,893,534
   100,000   Bayer Corp. ................................................       01/18/02              1.800              99,915,000
    54,735   Pfizer, Inc. ............................................... 01/02/02 to 01/14/02        1.800              54,727,463
                                                                                                                    ---------------
                                                                                                                        170,535,997
                                                                                                                    ---------------
ELECTRONICS--0.31%
    75,000   Emerson Electric Co. .......................................       01/30/02              1.820              74,890,042
                                                                                                                    ---------------
ENERGY--2.40%
   100,000   Exxon Imperial U.S., Inc. ..................................       01/09/02              1.750              99,961,111
   350,000   Koch Industries ............................................       01/08/02              1.880             349,872,056
   125,000   Texaco, Inc. ............................................... 01/08/02 to 01/10/02   1.770 to 1.930         124,950,062
                                                                                                                    ---------------
                                                                                                                        574,783,229
                                                                                                                    ---------------

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO


PRINCIPAL
 AMOUNT
  (000)                                                                     MATURITY DATES       INTEREST RATES          VALUE
---------                                                                 --------------------   --------------     ---------------
COMMERCIAL PAPER@--(CONCLUDED)
FINANCE-CONDUIT--0.83%
$  100,000   ANZ (Delaware), Inc. .......................................       03/11/02             1.770%         $    99,660,750
   100,000   Svenska Handelsbanken, Inc. ................................       01/14/02             1.780               99,935,722
                                                                                                                    ---------------
                                                                                                                        199,596,472
FINANCE-CONSUMER--1.04%
   250,000   Household Finance Corp. .................................... 01/10/02 to 01/24/02   1.780 to 2.150         249,824,389
                                                                                                                    ---------------
FINANCE-DIVERSIFIED--2.92%
   700,000   General Electric Capital Corp. ............................. 01/02/02 to 01/30/02   1.770 to 1.820         699,551,333
                                                                                                                    ---------------
FINANCE-SUBSIDIARY--0.62%
   150,000   Dresdner U.S. Finance ......................................       02/19/02             1.810              149,630,458
                                                                                                                    ---------------
FOOD, BEVERAGE & TOBACCO--1.22%
    50,000   Coca-Cola Enterprises, Inc. ................................       01/15/02             1.750               49,965,972
    43,000   McDonald's Corp. ...........................................       01/07/02             1.800               42,987,100
   200,000   Nestle Capital Corp. .......................................       01/08/02             1.730              199,932,723
                                                                                                                    ---------------
                                                                                                                        292,885,795
                                                                                                                    ---------------
TELECOMMUNICATIONS--2.62%
    75,000   BellSouth Corp. ............................................       01/04/02             1.860               74,988,375
    70,000   SBC Communications, Inc. ...................................       01/08/02             1.850               69,974,819
   184,300   Verizon Global Funding Corp. ............................... 01/22/02 to 01/28/02   1.800 to 1.850         184,074,397
   299,010   Verizon Network Funding Co. ................................ 01/09/02 to 01/31/02   1.750 to 2.500         298,601,394
                                                                                                                    ---------------
                                                                                                                        627,638,985
                                                                                                                    ---------------
Total Commercial Paper (cost--$8,459,695,395)                                                                         8,459,695,395
                                                                                                                    ---------------
SHORT-TERM CORPORATE OBLIGATIONS--9.82%
ASSET BACKED-FINANCE--5.70%
   264,000   Beta Finance, Inc. ......................................... 01/24/02 to 01/07/03   2.340 to 5.400         263,999,198
   464,000   Beta Finance, Inc.. ........................................       01/02/02         1.810 to 1.850*        463,994,356
   130,000   CC (USA), Inc. ............................................. 03/01/02 to 08/08/02   3.745 to 5.050         130,000,000
   508,000   CC (USA), Inc.. ............................................       01/02/02         1.640 to 1.850*        507,998,468
                                                                                                                    ---------------
                                                                                                                      1,365,992,022
                                                                                                                    ---------------
BANKING-DOMESTIC--0.61%
   145,000   Wells Fargo & Co. ..........................................       01/15/02             1.898*             145,000,000
                                                                                                                    ---------------
BROKER-DEALER--1.91%
    68,000   Credit Suisse First Boston .................................       01/02/02             1.860*              68,000,000
   295,000   Merrill Lynch & Co., Inc. ..................................       01/02/02         1.640 to 1.840*        295,011,037
    96,400   Morgan Stanley, Dean Witter & Co. .......................... 01/02/02 to 01/28/02       2.435*              96,408,644
                                                                                                                    ---------------
                                                                                                                        459,419,681
                                                                                                                    ---------------

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO


PRINCIPAL
 AMOUNT
  (000)                                                                     MATURITY DATES       INTEREST RATES          VALUE
---------                                                                 --------------------   --------------     ---------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
DRUGS, HEALTH CARE--0.10%
$   25,000   Lilly (Eli) & Co. ..........................................       03/22/02             4.700%         $    25,000,000
                                                                                                                    ---------------
FINANCE-DIVERSIFIED--0.42%
   100,000   Associates Corp. N.A. ......................................       02/22/02             2.230*             100,025,496
                                                                                                                    ---------------
FINANCE-INDEPENDENT--0.43%
   103,000   National Rural Utilities Cooperative Finance Corp. .........       01/02/02             1.830*             103,000,000
                                                                                                                    ---------------
FOOD, BEVERAGE & TOBACCO--0.65%
   155,000   McDonald's Corp. ...........................................       03/07/02             4.813              155,000,000
                                                                                                                    ---------------
Total Short-Term Corporate Obligations (cost--$2,353,437,199) ...........                                             2,353,437,199
                                                                                                                    ---------------
 NUMBER OF
  SHARES
   (000)
----------
MONEY MARKET FUNDS--7.79%
 1,161,287   AIM Liquid Assets Portfolio ................................       01/02/02             2.040+           1,161,286,836
    47,648   Aim Prime Portfolio ........................................       01/02/02             1.840+              47,647,790
   657,879   BlackRock Provident Institutional TempFund .................       01/02/02             1.970+             657,879,478
                                                                                                                    ---------------
Total Money Market Funds (cost--$1,866,814,104) .........................                                             1,866,814,104
                                                                                                                    ---------------
Total Investments (cost--$23,976,973,157 which approximates cost for federal
   income tax purposes)--100.00% ........................................                                            23,976,973,157
   Other assets in excess of liabilities--0.00% .........................                                                   426,567
                                                                                                                    ---------------
Net Assets (applicable to 23,973,533,956 shares of common stock outstanding at
   $1.00 per share)--100.00% ............................................                                           $23,977,399,724
                                                                                                                    ===============

-------------------

* Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2001, and reset periodically.

@    Interest rates shown are discount rates at date of purchase.

+    Interest rates shown reflect yield at December 31, 2001.


                       Weighted average maturity--86 days


                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)




PRINCIPAL
  AMOUNT
   (000)                                                                           MATURITY DATES    INTEREST RATES         VALUE
---------                                                                          --------------   ----------------      ---------
U.S. GOVERNMENT OBLIGATIONS--57.05%
$ 650,000  U.S. Treasury Bills ........................................       01/10/02 to 06/20/02   1.650 to 3.220%@ $ 647,281,604

  740,000  U.S. Treasury Notes ........................................       01/31/02 to 12/31/02   5.625 to 11.625    754,989,181
                                                                                                                      -------------
Total U.S. Government Obligations (cost--$1,402,270,785) ..............                                               1,402,270,785
                                                                                                                      -------------

REPURCHASE AGREEMENTS--34.43%
 300,000  Repurchase agreement dated 12/31/01 with Bear Stearns & Co., collateralized by $178,813,000 U.S. Treasury Bonds, 6.500% to
            7.500% due 11/15/16 to 11/15/26 and $86,739,000 U.S.
            Treasury Notes, 10.375% to 11.875% due 11/15/03 to 11/15/09;
            (value--$314,092,519); proceeds: $300,026,667 ....................       01/02/02             1.600         300,000,000
  75,000  Repurchase agreement dated 12/31/01 with Deutsche Bank
            Securities, Inc., collateralized by $64,590,000 U.S. Treasury Notes,
            10.375% due 11/15/09 (value--$76,539,150); proceeds:
            $75,006,667 ......................................................       01/02/02             1.600          75,000,000
 100,000  Repurchase agreement dated 12/31/01 with Dresdner Bank AG
            London, collateralized by $87,467,000 U.S. Treasury
            Bonds, 7.500% due 11/15/16 to 08/15/28; (value--$102,034,292);
            proceeds: $100,008,611 ...........................................       01/02/02             1.550         100,000,000
 296,352  Repurchase agreements dated 12/31/01 with Societe Generale, collateralized by $229,951,000 U.S. Treasury Bonds,
            7.250% to 11.250%, due 02/15/15 to 05/15/30;
            (value--$302,282,319); proceeds: $296,378,224 ....................       01/02/02        1.500 to 1.600     296,352,000
  75,000  Repurchase agreement dated 12/31/01 with State Street Bank
            Trust Co., collateralized by $50,455,000 U.S. Treasury Bonds,
            13.250% due 05/15/14 (value--$76,501,894); proceeds:
            $75,006,667 ......................................................       01/02/02             1.600          75,000,000
                                                                                                                      -------------
Total Repurchase Agreements (cost--$846,352,000) .............................                                          846,352,000
                                                                                                                      -------------

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

 NUMBER OF
  SHARES
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
----------                                                                 ------------------    -----------------    -------------
MONEY MARKET FUNDS--8.20%
  100,948  AIM Treasury Portfolio .............................................. 01/02/02             2.060%+        $  100,947,592
      100  Goldman Treasury Instrument Fund .................................... 01/02/02             1.780+                100,498
  100,369  Goldman Treasury Obligation Fund .................................... 01/02/02             1.930+            100,369,175
       18  BlackRock Provident Institutional Treasury Trust .................... 01/02/02             1.690+                 18,038
                                                                                                                     --------------
Total Money Market Funds (cost--$201,435,303) ..................................                                        201,435,303
                                                                                                                     --------------

Total Investments (cost--$2,450,058,088 which approximates cost for federal
   income tax purposes)--99.68% ................................................                                      2,450,058,088
Other assets in excess of liabilities--0.32% ...................................                                          7,858,072
                                                                                                                     --------------
Net Assets (applicable to 2,458,287,569 shares of common stock outstanding at
   $1.00 per share)--100.00% ...................................................                                     $2,457,916,160
                                                                                                                     ==============


----------------------
* Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2001, and reset periodically.
@    Interest rates shown are discount rates at the date of purchase.
+    Interest rates shown reflect yield at December 31, 2001.


                       Weighted average maturity--84 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)


  PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------
ALABAMA--1.54%

  $14,335  Birmingham Alabama Refunding, Series A .............................      A                 1.600%        $   14,335,000
   11,265  Mobile Alabama Industrial Development Board Dock and
              Wharf Revenue Refunding (Holnam, Inc. Project), Series A ........      A                 1.550             11,265,000
    8,700  Mobile Alabama Industrial Development Board Dock and
              Wharf Revenue Refunding (Holnam, Inc. Project), Series B ........      A                 1.600              8,700,000
    1,000  Phenix County Alabama Industrial Development Board Environmental
              Improvement Revenue (Georgia Kraft Co. Project) .................      A                 1.900              1,000,000
   15,275  University of Alabama Revenue (University Hospital), Series C ......      A                 1.500             15,275,000
                                                                                                                      -------------
                                                                                                                         50,575,000
                                                                                                                      -------------
ALASKA--0.10%

    1,950  Alaska Energy Authority Power Revenue Refunding
              (Bradley Lake), Series 4 ........................................  07/01/02              5.500              1,976,041
    1,300  Valdez Alaska Marine Terminal Revenue Refunding
              (BP Pipelines, Inc. Project) ....................................      A                 1.900              1,300,000
                                                                                                                      -------------
                                                                                                                          3,276,041
                                                                                                                      -------------
ARIZONA--2.74%

   35,000  Apache County Industrial Development Authority
              (Tucson Electric Power Co.) .....................................      A                 1.600             35,000,000
   11,200  Apache County Industrial Development Authority
              (Tucson Electric Power Co. Project), Series B ...................      A                 1.650             11,200,000
    8,000  Apache County Industrial Development Authority
              (Tucson Electric Power Springerville Project) ...................      A                 1.600              8,000,000
    3,500  Maricopa County Arizona Pollution Control Corp. Pollution Control
              Revenue Refunding (Arizona Public Service Co.), Series E ........      A                 1.850              3,500,000
    4,085  Mesa Arizona Refunding Bonds .......................................  07/01/02              5.000              4,130,722
    4,200  Pima County Arizona Industrial Development Authority
              (Tucson Electric Power Co. Ivington), Series A ..................      A                 1.600              4,200,000
    4,700  Pinal County Pollution Control Revenue (Newmont Mining) ............      A                 1.800              4,700,000
    7,260  Scottsdale Industrial Development Authority Hospital Revenue
              (Scottsdale Memorial Health Systems), Series B ..................      A                 1.550              7,260,000
   12,000  Salt River Agricultural Improvement and Power District Electric
              Systems Revenue Tax-Exempt Commerical Paper .....................  01/14/02              2.550             12,000,000
                                                                                                                      -------------
                                                                                                                         89,990,722
                                                                                                                      -------------
CALIFORNIA--1.25%

    8,000  Kern California High School District Tax and Revenue
              Anticipation Notes ..............................................  07/09/02              4.000              8,058,569
    5,000  Los Angeles California Unified School District Tax and Revenue
              Anticipation Notes ..............................................  07/23/02              4.000              5,038,733
   10,000  Los Angeles County California Tax and Revenue Anticipation Notes ...  06/28/02              3.750             10,057,542
    6,700  Los Angeles Regional Airports Improvement Corp. Lease Revenue ......      A                 1.850              6,700,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.



 PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------
CALIFORNIA--(CONCLUDED)
  $ 8,000  San Diego California Tax and Revenue Anticipation Notes ............  08/01/02               3.250%       $    8,027,189
    3,000  Stanislaus County California Office of Education Tax and Revenue
              Anticipation Notes ..............................................  07/16/02               3.500             3,013,650
                                                                                                                      -------------
                                                                                                                         40,895,683
                                                                                                                      -------------
COLORADO--1.43%

    9,000  Colorado General Fund Revenue Tax and Revenue Anticipation
              Notes, Series B .................................................  06/28/02               3.000             9,037,669
   19,000  Jefferson County School District No. R-001 Tax and Revenue
              Anticipation Notes ..............................................  06/28/02               3.500            19,092,976
   10,500  Moffat County Pollution Control Revenue (Colorado-Ute Electric) ....      A                  2.100            10,500,000
    8,450  Smith Creek Metropolitan District Revenue ..........................      A                  1.800             8,450,000
                                                                                                                      -------------
                                                                                                                         47,080,645
                                                                                                                      -------------
DELAWARE--1.64%

   25,620  Delaware Economic Development Authority Revenue (Hospital Billing
              and Collection Service Ltd.) ....................................      A                  1.600            25,620,000
   28,255  Delaware Economic Development Authority Revenue (Hospital Billing
              and Collection Service Ltd.), Series C ..........................      A                  1.600            28,255,000
                                                                                                                      -------------
                                                                                                                         53,875,000
                                                                                                                      -------------
DISTRICT OF COLUMBIA--1.55%

    5,000  District of Columbia (Multi-Modal), Series A .......................      A                  1.850             5,000,000
    5,000  District of Columbia (Multi-Modal), Series B .......................      A                  1.850             5,000,000
    5,000  District of Columbia Refunded Balance, Series B ....................  06/01/02               6.300             5,169,249
    4,440  District of Columbia Refunded, Series A-3 ..........................  06/01/02               5.100             4,475,206
    5,715  District of Columbia Refunded, Series D ............................      A                  1.600             5,715,000
   10,000  District of Columbia Revenue (JFK Center Performing Arts) ..........      A                  1.600            10,000,000
    5,670  District of Columbia Revenue Pooled Loan Program, Series A .........      A                  1.600             5,670,000
   10,000  District of Columbia Revenue (University of George Washington),
              Series B ........................................................      A                  1.700            10,000,000
                                                                                                                      -------------
                                                                                                                         51,029,455
                                                                                                                      -------------
FLORIDA--6.80%

    6,450  Collier County Florida Health Facilities Authority Health Facilities
              Revenue (The Moorings, Inc. Project) ............................      A                  1.400             6,450,000
    5,890  Dade County Florida Industrial Development Authority
              (Dolphins Stadium Project), Series B ............................      A                  1.400             5,890,000
   26,940  Dade County Water & Sewer System Revenue ...........................      A                  1.350            26,940,000
    7,600  Florida Housing Finance Agency Multi-Family (Housing Lakeside),
              Series B ........................................................      A                  1.400             7,600,000
    4,700  Florida Housing Finance Agency Multi-Family (XX) ...................      A                  1.550             4,700,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.




 PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------
FLORIDA--(CONCLUDED)
  $ 6,300  Florida Housing Finance Agency (Parrots Landing Project), Series A .      A                 1.550%         $   6,300,000
    1,000  Florida State Jacksonville Transitional Senior Lien ................  07/01/02              6.400              1,028,100
   15,930  Florida State Municipal Power Agency Revenue Refunding
              (Stanton Project) ...............................................      A                 1.550             15,930,000
    3,900  Jacksonville Florida Electric Authority Revenue
              (Electric Systems), Series B ....................................      A                 1.800              3,900,000
    1,000  Jacksonville Florida Electric Authority Revenue
              (Electric Systems), Series C ....................................      A                 1.800              1,000,000
   26,000  Jacksonville Florida Electric Authority Revenue
              (Water & Sewer Systems), Series B ...............................      A                 1.400             26,000,000
    8,485  Lee County Florida Housing Finance Authority Multifamily Housing
              Revenue Refunding (Forestwood Apartments Project), Series A .....      A                 1.550              8,485,000
   12,900  Nassau County Florida Pollution Control Revenue (Rayonier Project) .      A                 1.550             12,900,000
   12,000  Orange County Florida School District Tax Anticipation Notes .......  09/16/02              2.750             12,064,195
    5,700  Palm Beach County Florida Housing Finance Authority Revenue
              Refunding(Cotton Bay Apartments Project), Series D ..............      A                 1.400              5,700,000
    6,400  Palm Beach County Florida Housing Finance Authority Revenue
              Refunding (Mahogony Bay Apartments Project), Series C ...........      A                 1.400              6,400,000
    8,100  St. John's County Florida  Industrial Development Authority
              (Glenmoor St. John's Project), Series C .........................      A                 1.400              8,100,000
   46,540  Sunshine State Governmental Financing Commission Revenue ...........      A             1.600 to 1.750        46,540,000
   15,000  University of South Florida Foundation, Inc. .......................      A                 1.470             15,000,000
    2,500  Florida Local Government Finance Commission Pooled Loan
              Program, Series A Tax-Exempt Commercial Paper ...................  02/28/02              1.400              2,500,000
                                                                                                                      -------------
                                                                                                                        223,427,295
                                                                                                                      -------------
GEORGIA--4.62%

    5,000  Athens-Clarke County Georgia Unified Government Development
              Authority Revenue (UGA Real Estate Funding Project) .............      A                 1.650              5,000,000
    5,000  Atlanta Georgia Development Authority Revenue
              (Clark University Project), Series A ............................      A                 1.700              5,000,000
    2,200  Bartow County Georgia Development Authority Pollution Control Revenue
              (Georgia Power Co. Plant Bowen Project) .........................      A                 1.900              2,200,000
      450  Burke County Development Authority Pollution Control
              (Georgia Power Co. Plant Vogtle 5th) ............................      A                 1.900                450,000
   40,195  Burke County Development Authority Pollution Control
              (Oglethorpe Power Corp.) ........................................      A             1.340 to 1.600        40,195,000
   10,000  Cobb County Housing Authority Multi-Family Housing Revenue
              (Greenhouse Frey Apartment Project) .............................      A                 1.600             10,000,000
    4,300  De Kalb County Housing Authority Multi-Family Housing Revenue
              Refunding (Post Brook Project) ..................................      A                 1.650              4,300,000
   14,300  De Kalb County Housing Authority Multi-Family Housing Revenue
              Refunding (Post Walk Project) ...................................      A                 1.650             14,300,000
    5,500  De Kalb Private Hospital Authority Revenue Anticipation Certificates
              (ESR Childrens Health), Series B ................................      A                 1.600              5,500,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


 PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------
GEORGIA--(CONCLUDED)
  $ 5,000  Fulco Georgia Hospital Authority Revenue Anticipation Certificates
              (Shepherd Center, Inc. Project) .................................      A                 1.600%        $    5,000,000
    6,500  Georgia State, Series D ............................................  11/01/02              3.250              6,569,246
    5,100  Glynn Brunswick Memorial Hospital Anticipation Certificates
              (Southeast Georgia Project) .....................................      A                 1.550              5,100,000
   10,400  Gwinnett County Housing Authority Multi-Family Housing Revenue
              (Greens Apartments Project) .....................................      A                 1.600             10,400,000
   19,150  Gwinnett County Housing Authority Multi-Family Housing Revenue
              (Post Chase Project) ............................................      A                 1.650             19,150,000
    4,700  Metropolitan Atlanta Rapid Transit Authority (Georgia Sales Tax
              Revenue), Series B ..............................................      A                 1.500              4,700,000
   14,000  Municipal Electric Authority Georgia (Project One Subordinated),
              Series E ........................................................      A                 1.500             14,000,000
                                                                                                                      -------------
                                                                                                                        151,864,246
                                                                                                                      -------------
IDAHO--0.48%

    5,000  Idaho State Tax Anticipation Notes .................................  06/28/02              3.750              5,027,316
   10,600  Power County Pollution Control Revenue (FMC Corp. Project) .........      A                 1.900             10,600,000
                                                                                                                      -------------
                                                                                                                         15,627,316
                                                                                                                      -------------
ILLINOIS--11.62%

    3,000  Chicago Illinois Board of Education (Floating Rate Certificates),
              Series 467 ......................................................      A                 1.690              3,000,000
   16,900  Chicago Illinois O'Hare International Airport Pollution Control Revenue
              (American Airlines, Inc.), Series C .............................      A                 1.900             16,900,000
   13,900  Chicago Illinois O'Hare International Airport Revenue
              (American Airlines, Inc.), Series D .............................      A                 1.900             13,900,000
   52,225  Chicago Illinois O'Hare International Airport Revenue, Series C ....      A                 1.550             52,225,000
    9,730  Cook County Illinois Community School District Tax
              Anticipation Notes ..............................................  06/15/02              3.500              9,734,225
   16,020  Illinois Development Finance Authority Multi-Family Revenue Refunding
              (Orleans Illinois Project) ......................................      A                 1.600             16,020,000
   23,200  Illinois Development Finance Authority Pollution Control Revenue
              (Commonwealth Edison) ...........................................      A                 1.600             23,200,000
   11,400  Illinois Development Finance Authority Revenue
              (Chicago Symphony Orchestra) ....................................      A                 1.500             11,400,000
    7,800  Illinois Development Finance Authority Revenue
              (Evanston Northwestern), Series A ...............................      A                 1.700              7,800,000
   14,100  Illinois Development Finance Authority Revenue
              (Francis W. Parker School Project) ..............................      A                 1.600             14,100,000
    5,445  Illinois Development Finance Authority Revenue
              (Jewish Federation Project) .....................................      A                 1.600              5,445,000
    6,350  Illinois Development Finance Authority Revenue
              (YMCA Metropolitan Chicago Project) .............................      A                 1.900              6,350,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


 PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------
ILLINOIS--(CONCLUDED)
  $ 9,000  Illinois Educational Facilities Authority Revenue
              (Field Museum of Natural History) ...............................  03/06/02              2.450%         $   9,000,000
    4,745  Illinois Educational Facilities Authority Revenue
              (Northwestern University) .......................................      A                 1.700              4,745,000
   18,040  Illinois Health Facilities Authority Revenue (Central Health and
              Northwest Community) ............................................      A                 1.750             18,040,000
    2,500  Illinois Health Facilities Authority Revenue (Elmhurst Memorial
              Hospital), Series B .............................................      A                 2.000              2,500,000
   27,000  Illinois Health Facilities Authority Revenue (Evanston Hospital) ...      A             1.500 to 2.900        27,000,000
    5,380  Illinois Health Facilities Authority Revenue (Loyola University
              Health Systems), Series B .......................................      A                 1.550              5,380,000
    8,000  Illinois Health Facilities Authority Revenue (Pooled Loan) .........      A                 1.700              8,000,000
   29,710  Illinois Health Facilities Authority Revenue Refunding
              (Advocate Health Care), Series B ................................      A                 1.850             29,710,000
   13,940  Illinois Health Facilities Authority Revenue Refunding
              (Southern Illinois Healthcare), Series B ........................      A                 1.850             13,940,000
    5,000  Illinois Health Facilities Authority Revenue (The Streeterville Corp.)    A                 1.700              5,000,000
       10  Illinois Health Facilities Authority Revenue
              (University Chicago Hospital) ...................................      A                 1.900                 10,000
    5,285  Illinois Housing Development Authority Multi-Family Revenue
              (Lakeshore Plaza), Series A .....................................      A                 1.600              5,285,000
    8,005  Illinois State Sales Tax Revenue ...................................  06/15/02              5.000              8,077,524
   43,600  Illinois Toll and Highway Authority ................................      A                 1.550             43,600,000
   16,000  Lisle Illinois Multi-Family Revenue Housing (Four Lakes Phase V) ...      A                 1.600             16,000,000
    5,000  Regional Transportation Authority, Series A ........................  06/01/02              6.125              5,068,356
                                                                                                                      -------------
                                                                                                                        381,430,105
                                                                                                                      -------------
INDIANA--2.57%

   11,900  Indiana Health Facility Financing Authority Hospital Revenue
              (Aces Rehabilation Hospital) ....................................      A                 1.650             11,900,000
    4,000  Indiana Municipal Power Supply Systems Revenue Refunding,
              Series A ........................................................      A                 1.600              4,000,000
    8,200  Indiana State Educational Facilities Authority Revenue
              (University of Notre Dame) ......................................      A                 1.600              8,200,000
   10,000  Indianapolis Independent Local Public Improvement Bond Bank Notes,
              Series B ........................................................  01/08/02              3.250             10,001,038
    4,000  Indianapolis Independent Local Public Improvement Bond Bank Notes,
              Series F ........................................................  07/09/02              2.400              4,016,812
    1,000  Ivy Tech State College Independent (Student Fee Services), Series F.  07/01/02              4.750              1,009,859
    5,600  Monroe County Indiana Hospital Authority Hospital Revenue ..........      A                 1.600              5,600,000
    29,500  St. Joseph County Educational Facilities Revenue
             (University of Notre Dame) .......................................      A                 1.500             29,500,000
   10,000  Mount Vernon Indiana Pollution Control (General Electric Corp.)
              89A Tax-Exempt Commercial Paper .................................  01/17/02              2.550             10,000,000
                                                                                                                      -------------
                                                                                                                         84,227,709
                                                                                                                      -------------

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


 PRINCIPAL
  AMOUNT
   (000)                                                                      MATURITY DATES       INTEREST RATES         VALUE
------------                                                               -------------------   ------------------  --------------

IOWA--1.18%

  $ 5,100  Iowa Finance Authority Wellness Facility Revenue (Community Y
              Marshalltown Project) ...........................................      A                1.650%         $    5,100,000
   18,100  Iowa Higher Education Loan Authority Revenue (Aces Education Loan
              Private College) ................................................      A                1.650              18,100,000
    3,100  Iowa Higher Education Loan Authority Revenue
              (Palmer Chiropractic University) ................................      A                2.050               3,100,000
    4,500  Iowa State School Cash Anticipation Program (Iowa School Corps.
              Wts Certificates), Series A .....................................  06/21/02             3.750               4,522,579
    8,000  Iowa State Tax and Revenue Anticipation Notes ......................  06/27/02             3.000               8,044,283
                                                                                                                      -------------
                                                                                                                         38,866,862
                                                                                                                      -------------
KANSAS--0.04%

    1,250  Kansas State Development Finance Authority Revenue
              (Board of Regents Project), Series A ............................  04/01/02             4.250               1,254,618
                                                                                                                      -------------

KENTUCKY--0.38%

    5,000  Kentucky Interlocal School Transportation Association Tax and Revenue
              Anticipation Notes ..............................................  06/28/02             3.750               5,024,432
    7,500  Kentucky State Property & Buildings Commission Revenue Refunding
              (Project #72) ...................................................  10/01/02             4.000               7,596,449
                                                                                                                      -------------
                                                                                                                         12,620,881
                                                                                                                      -------------
LOUISIANA--2.51%

    9,700  Calcasieu Parish Industrial Development Board Pollution Control Revenue
              (Citgo Petrol Corp.) ............................................      A                1.650               9,700,000
    5,430  East Baton Rouge Parish Louisiana Pollution Control Revenue Refunding
              (Exxon Project) .................................................      A                1.900               5,430,000
   18,500  Louisiana Offshore Terminal Authority Deepwater ....................      A                1.650              18,500,000
   12,000  Louisiana Public Facilities Authority Pollution Control Revenue
              (Ciba Geigy) ....................................................      A                1.600              12,000,000
   17,140  Louisiana Public Facilities Authority Revenue (College and University
              Equipment and Capital), Series A ................................      A                1.750              17,140,000
    3,500  Louisiana State Offshore Terminal Authority Deepwater Port
              Revenue Refunding (1st Stage A-Loop, Inc.) ......................      A                1.900               3,500,000
   16,100  South Louisiana Port Commission Marine Terminal Facilities Revenue
              (Occidental Petroleum) ..........................................      A                1.650              16,100,000
                                                                                                                      -------------
                                                                                                                         82,370,000
                                                                                                                      -------------

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                         MATURITY DATES       INTEREST RATES      VALUE
------------                                                                    ----------------      ---------------  -----------
MARYLAND--3.65%

  $18,150  Baltimore Maryland Industrial Development Authority
              (Baltimore Capital Acquistion) ..................................       A                    1.600%    $   18,150,000
   28,900  Maryland Health and Higher Educational Facilities Authority
              (Pooled Loan Program), Series A .................................       A                    1.550         28,900,000
   29,675  Maryland Health and Higher Educational Facilities Authority
              (Pooled Loan Program), Series B .................................       A                    1.550         29,675,000
    4,955  Maryland State Economic Development Corp. Economic Development
              Revenue (Soccer Project) ........................................       A                    1.600          4,955,000
    7,005  Northeast Maryland Waste Disposal Authority Resources Recovery
              Revenue Refunding (Hartford County Resources) ...................       A                    1.450          7,005,000
    9,200  University of Maryland Equipment Tender Notes ......................       A                    1.550          9,200,000
   22,000  Maryland Health and Higher Education (John Hopkins), Series C
              Tax-Exempt Commercial Paper ..................................... 01/10/02 to 03/11/02   1.400 to 1.500    22,000,000
                                                                                                                      -------------
                                                                                                                        119,885,000
                                                                                                                      -------------
MASSACHUSETTS--6.77%

   10,800  Boston Water and Sewer Commission Revenue, Series A ................       A                    1.500         10,800,000
    8,000  Massachusetts Bay Transportation Authority, Series C ...............   03/01/02                 6.100          8,196,519
   14,395  Massachusetts State Health and Educational Facilities Authority Revenue
              (Harvard University) ............................................       A                    1.550         14,395,000
   20,000  Massachusetts State Health and Educational Facilities Authority Revenue
              (Harvard University Issue), Series Y ............................       A                    1.300         20,000,000
   15,000  Massachusetts State Health and Educational Facilities Authority Revenue
              (Harvard University), Series BB .................................       A                    1.550         15,000,000
    4,000  Massachusetts State Health and Educational Facilities Authority Revenue
              (Harvard University), Series L ..................................       A                    1.550          4,000,000
   44,650  Massachusetts State Health and Educational Facilities Authority Revenue
              (Partners Healthcare System), Series P-2 ........................       A                    1.500         44,650,000
   10,000  Massachusetts State Health and Educational Facilities Authority Revenue
              (Bentley College) ...............................................       A                    1.500         10,000,000
   15,000  Massachusetts State Refunding, Series B ............................       A                    1.500         15,000,000
   30,000  Massachusetts State Refunding, Series C ............................       A                    1.500         30,000,000
    3,928  Massachusetts State Turnpike Authority (Metro Highway System
              Revenue), Series 335 ............................................       A                    1.610          3,927,500
   25,300  Massachusetts State Water Resources Authority Refunding
              (General Multi-Modal), Series B .................................       A                    1.400         25,300,000
   20,900  Massachusetts State Water Resources Authority Refunding
              (General Multi-Modal), Series C .................................       A                    1.400         20,900,000
                                                                                                                      -------------
                                                                                                                        222,169,019
                                                                                                                      -------------
MICHIGAN--3.66%

    1,500  Delta County Michigan Economic Development Corp. Environmental
              Improvement Revenue (Mead Escanabia Paper), Series F ............      A                     1.900          1,500,000
    6,675  Delta County Michigan Economic Development Corp.
              Environmental Improvement Revenue Refunding
              (Mead Escanaba Paper), Series D .................................      A                     1.900          6,675,000

 PRINCIPAL
  AMOUNT
   (000)                                                                         MATURITY DATES       INTEREST RATES      VALUE
------------                                                                    ----------------      ---------------  -----------
MICHIGAN--(CONCLUDED)
  $ 9,960  Detroit Michigan Sewage Disposal Revenue Refunding, Series B .......        A                   1.570%   $    9,960,000
   16,000  Michigan Municipal Bond Authority Revenue Notes ....................    04/11/02                4.000        16,045,780
    8,200  Michigan State Grant Anticipation Notes, Series B ..................        A                   1.550         8,200,000
    4,590  Michigan State Housing Development Authority, Series 2000-A ........        A                   1.750         4,590,000
    4,000  Michigan State Housing Development Authority (Shoal Creek) .........        A                   1.650         4,000,000
    3,380  Michigan State Strategic Fund Ltd. Refunding
              (Dow Chemical Co. Project) ......................................        A                   1.900         3,380,000
    2,900  Michigan State Strategic Fund Pollution Control Revenue Refunding
              (Consumers Power Project) .......................................        A                   1.900         2,900,000
    3,200  Midland County Michigan Economic Development Corp. Ltd.
              Obligation Revenue (Dow Chemical Co. Project), Series B .........        A                   2.000         3,200,000
    5,400  Northville Township Economic Development Corp. Ltd. Obligation
              Revenue (Thrifty Northville, Inc. Project) ......................        A                   1.875         5,400,000
    2,160  Plymouth-Canton Community School District Refunding Bond ...........    05/01/02                4.500         2,170,054
    6,700  University of Michigan Revenue (University Medical Service Plan),
              Series A ........................................................        A                   1.900         6,700,000
   30,470  University of Michigan Revenue Refunding (University Hospital),
              Series A ........................................................        A                   1.900        30,470,000
   14,970  University of Michigan Revenue Refunding (University Medical Service
              Plan), Series A1 ................................................        A                   1.900        14,970,000
                                                                                                                     -------------
                                                                                                                       120,160,834
                                                                                                                     -------------
MINNESOTA--0.17%

    5,555  Minnesota School Districts Tax and Aid Anticipation Borrowing Program
              Certificates (Aid Anticipation Certificates Indebtedness),
              Series A ........................................................    08/27/02                3.250         5,576,120
                                                                                                                     -------------
MISSISSIPPI--0.82%

    3,000  Canton Industrial Development Revenue Refunding
              (Levi Strauss & Co. Project) ....................................        A                   1.600         3,000,000
   15,200  Harrison County Pollution Control Revenue (DuPont) .................        A                   1.900
    8,700  Mississippi Business Finance Corp. Revenue
              (Mississippi College) ...........................................        A                   1.600         8,700,000
                                                                                                                     -------------
                                                                                                                        26,900,000
                                                                                                                     -------------
MISSOURI--1.27%

   16,000  Missouri Health and Educational Facilities Authority Revenue
              (Medical Research Facilities Stowers), Series A .................        A                   1.600        16,000,000
   14,000  Missouri State Health and Educational Facilities Authority Revenue
              (Assemblies of God College) .....................................        A                   1.600        14,000,000
    5,570  St. Charles County Missouri Industrial Development Authority
              Revenue Refunding (Casalon Apartments Project) ..................        A                   1.600         5,570,000
    6,000  St. Charles County Missouri Industrial Development Authority
              Revenue Refunding (Remington Apartments Project) ................        A                   1.600         6,000,000
                                                                                                                      -------------
                                                                                                                         41,570,000
                                                                                                                      -------------

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
NEBRASKA--0.81%

$   3,100  Nebraska Help Increase Nebraska Revenue (Multiple Mode Student
             Loan), Series A ...............................................            A                1.700%     $    3,100,000
   15,100  Nebraska Help Increase Nebraska Revenue (Multiple Mode Student
             Loan), Series E ...............................................            A                1.700          15,100,000
    2,000  Nebraska Public Power District Revenue
             (Power Supply Systems) ........................................         01/24/02            6.125           2,120,263
    2,800  Nebraska Public Power District Revenue (Power Supply Systems),
             Series B ......................................................         01/24/02            5.250           2,944,285
    3,250  Omaha Public Power District Electric Tax-Exempt Commercial Paper          01/25/02            1.700           3,250,000
                                                                                                                    --------------
                                                                                                                        26,514,548
                                                                                                                    --------------

NEVADA--1.09%

   25,210  Clark County Airport Improvement Revenue ........................            A                1.550          25,210,000
    4,800  Clark County Nevada School District, Series A ...................            A                1.850           4,800,000
    5,525  Clark County Passenger Facility (McCarran International Airport),
             Series A ......................................................         07/01/02            6.000           5,724,047
                                                                                                                    --------------
                                                                                                                        35,734,047
                                                                                                                    --------------

NEW HAMPSHIRE--1.19%

   13,800  New Hampshire Business Finance Authority Resource
             Recovery Revenue, Series A ....................................            A                1.650          13,800,000
    5,900  New Hampshire Higher Educational and Health Facilities Authority
             Revenue (Mary Hitchcock), Series 85-H .........................            A                1.600           5,900,000
   19,525  New Hampshire Housing Finance Authority Multi-Family Revenue
             (EQR Bond Partnership Project) ................................            A                1.550          19,525,000
                                                                                                                    --------------
                                                                                                                        39,225,000
                                                                                                                    --------------

NEW JERSEY--0.88%

    5,000  Essex County New Jersey Bond Anticipation Notes, Series A .......         08/08/02            3.250           5,016,050
    7,855  New Jersey Economic Development Authority Mortgage Gross Revenue,
             Series N3 Registered D ........................................            A                1.650           7,855,000
    3,000  New Jersey State Educational Facilities Authority Revenue
             (College of New Jersey), Series A .............................            A                1.550           3,000,000
   13,000  New Jersey State Tax-Exempt Commercial Paper ....................  01/10/02 to 02/08/02       2.350          13,000,000
                                                                                                                    --------------
                                                                                                                        28,871,050
                                                                                                                    --------------

NEW MEXICO--0.39%

   12,670  University of New Mexico University Revenue .....................            A                1.550          12,670,000
                                                                                                                    --------------

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
NEW YORK--1.99%

$   3,000  Board Cooperative Educational Services New York Sole Supervisory
             District Revenue Anticipation Notes ............................        06/27/02            3.250%     $    3,007,075
      600  New York City Housing Development Corp. Mortgage Revenue
             Residential (East 17th Street Project), Series A ...............           A                1.800             600,000
   30,000  New York City Transitional Finance Authority Revenue Bond
             Anticipation Notes, Series 3 ...................................        11/13/02            2.750          30,229,357
    5,000  New York City Transitional Finance Authority Revenue (New York
             City Recovery Notes), Series A .................................        10/02/02            3.250           5,041,138
      300  New York State Energy Research and Development Authority Pollution
             Control Revenue (Niagra Mohawk Power Corp.), Series C ..........           A                1.800             300,000
   15,000  Triborough Bridge and Tunnel Authority Revenue Bond Anticipation
             Notes, Subseries A1 ............................................        01/17/02            5.000          15,012,517
    5,000  West Irondequoit New York Central School District Bond
             Anticipation Notes .............................................        07/12/02            3.000           5,010,231
    6,000  Metropolitan Transportation Authority Tax-Exempt Commercial Paper         03/25/02            1.350           6,000,000
                                                                                                                    --------------
                                                                                                                        65,200,318
                                                                                                                    --------------

NORTH CAROLINA--6.15%

   28,380  Charlotte Airport Revenue ........................................           A                1.550          28,380,000
    3,615  Charlotte Airport Revenue, Series D ..............................           A                1.550           3,615,000
    4,600  Mecklenburg County North Carolina Lease Revenue
             (The Young Mens Christian Association) .........................           A                1.600           4,600,000
   10,815  North Carolina Educational Facilities Finance Agency Revenue
             (Guilford College) .............................................           A                1.750          10,815,000
   24,000  North Carolina Educational Facility (Bowman Grey School
             Medical Project) ...............................................           A                1.620          24,000,000
   19,740  North Carolina Educational Facility (Duke University Project),
             Series A .......................................................           A                1.700          19,740,000
   14,000  North Carolina Educational Facility (Duke University Project),
             Series B .......................................................           A                1.700          14,000,000
   11,935  North Carolina Educational Facility (Elon College) ...............           A                1.600          11,935,000
    7,045  North Carolina Educational Facility Finance Agency Revenue
             (Providence Day) ...............................................           A                1.600           7,045,000
    7,850  North Carolina Medical Care Commission Hospital Revenue
             (Duke University Hospital), Series A ...........................           A                1.700           7,850,000
   14,650  North Carolina Medical Care Commission Hospital Revenue
             (Duke University Hospital), Series B ...........................           A                1.700          14,650,000
   10,785  North Carolina Medical Care Commission Hospital Revenue
             (Duke University Hospital), Series C ...........................           A                1.700          10,785,000
    4,000  North Carolina State, Series A ...................................        03/01/02            6.200           4,099,865
    7,300  North Carolina State University Raleigh Revenue (Centennial Campus),
             Series A .......................................................           A                1.500           7,300,000
    4,450  Raleigh Durham Airport Authority Special Facility Revenue
             (American Airlines), Series A ..................................           A                2.000           4,450,000
    2,700  Raleigh Durham Airport Authority Special Facility Revenue
             (American Airlines), Series B ..................................           A                2.000           2,700,000
    7,600  Union County Industrial Facilities and Pollution Control Revenue
             Financing Authority (Square D Co. Project) .....................           A                1.700           7,600,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
NORTH CAROLINA--(CONCLUDED)

$   4,150  University of North Carolina Chapel Hill Foundation, Inc.
             Certificates of Participation ..................................           A                1.500%     $    4,150,000
    2,500  University of North Carolina Hospital Chapel Hill Revenue Refunding,
             Series B .......................................................           A                1.900           2,500,000
   11,710  University of North Carolina Revenue, Series B ...................           A                1.500          11,710,000
                                                                                                                    --------------
                                                                                                                       201,924,865
                                                                                                                    --------------

OHIO--3.72%

    9,600  Cleveland Ohio Airport Systems Revenue, Series C .................           A                1.700           9,600,000
   18,900  Columbus Sewer Revenue ...........................................           A                1.600          18,900,000
   18,325  Cuyahoga County Hospital Revenue (Cleveland Clinic Foundation),
             Series A .......................................................           A                1.550          18,325,000
    3,840  Cuyahoga County Hospital Revenue (Cleveland Orchestra Project) ...           A                1.900           3,840,000
    6,000  Cuyahoga County Hospital Revenue (University Hospital
             Health Center) .................................................           A                1.600           6,000,000
   11,850  Franklin County Hospital Revenue Refunding (U.S. Health Corp.),
             Series B .......................................................           A                1.600          11,850,000
   11,000  Franklin County Ohio Hospital Revenue Subordinated
             (Doctors OhioHealth), Series B .................................           A                1.650          11,000,000
   14,200  Ohio State Air Quality Development Authority Revenue Refunding
             (Ohio Edison Project), Series A ................................           A                1.550          14,200,000
    3,000  Ohio State Air Quality Development Authority Revenue Refunding
             (Ohio Edison Project), Series C ................................           A                1.900           3,000,000
    2,300  Ohio State Air Quality Development Authority Revenue Refunding
             (Toledo Edison) ................................................           A                1.900           2,300,000
    2,350  Ohio State Public Facilities Commission (Higher Education Capital
             Facilities), Series II-C .......................................        12/01/02            5.500           2,424,141
    6,900  Ohio State Water Development Authority Pollution Control Facilities
             Revenue Refunding (Toledo Edison Co. Project), Series A ........           A                1.900           6,900,000
    4,000  Ohio State Water Development Authority Pollution Control Revenue
             Bond Anticipation Notes ........................................        03/28/02            2.500           4,010,946
    9,800  Toledo Ohio City Services Special Assessment Notes ...............           A                1.700           9,800,000
                                                                                                                    --------------
                                                                                                                       122,150,087
                                                                                                                    --------------

OKLAHOMA--0.22%

    7,100  Oklahoma State Capital Improvement Authority Highway Revenue .....        06/01/02            5.000           7,165,599
                                                                                                                    --------------

OREGON--0.79%

    4,900  Marion & Polk Counties Oregon School District No. 24J ............        10/01/02            6.000           5,038,086
    4,000  Oregon State Housing and Community Services Deposit
             (Single Family Mortgage), Series M .............................        09/12/02            2.550           4,000,000
    6,700  Portland Oregon Multi-Family Revenue (South Park Block Project),
             Series A .......................................................           A                1.550           6,700,000
   10,000  Portland Oregon Tax Anticipation Notes ...........................        06/27/02            3.500          10,040,626
                                                                                                                    --------------
                                                                                                                        25,778,712
                                                                                                                    --------------

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
PENNSYLVANIA--3.71%

$   3,400  Beaver County Industrial Development Authority Pollution Control
             Revenue Refunding (Duquesne Light Co.), Series B ...............         A                  1.650%     $    3,400,000
    1,000  Delaware County Industrial Development Authority Pollution Control
             Revenue (BP Oil, Inc. Project) .................................         A                  1.900           1,000,000
    1,700  Delaware County Industrial Development Authority Pollution Control
             Revenue Refunding (BP Exploration & Oil) .......................         A                  1.900           1,700,000
   33,700  Delaware Valley Regional Finance Authority (Local Government
             Revenue) .......................................................         A                  1.600          33,700,000
   15,600  Pennsylvania Higher Educational Facilities Authority Revenue
             (University of Pennsylvania Health Services), Series B .........         A                  1.600          15,600,000
   10,000  Philadelphia Authority for Industrial Development Revenue
             (Regional Performing Arts Center Project) ......................         A                  1.550          10,000,000
   10,000  Philadelphia Pennsylvania Tax and Revenue Anticipation Notes .....      06/28/02              4.000          10,064,151
   12,900  Schuylkill County Industrial Development Authority Resources
             Recovery Refunding (Northeastern Power Co.), Series A ..........         A                  1.900          12,900,000
   14,200  University of Pittsburgh of the Commonwealth Systems of
             Higher Education ...............................................         A                  1.500          14,200,000
    4,000  University of Pittsburgh Pennsylvania Prerefunded, Series A ......      06/01/02              6.125           4,135,642
   15,000  York General Authority Revenue (Pooled Financing Subordinated),
             Series B .......................................................         A                  1.600          15,000,000
                                                                                                                    --------------
                                                                                                                       121,699,793
                                                                                                                    --------------

PUERTO RICO--1.10%

   30,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes ......      07/30/02              3.000          30,144,577
    6,000  Government Development Bank Tax-Exempt Commercial Paper ..........      03/19/02              1.450           6,000,000
                                                                                                                    --------------
                                                                                                                        36,144,577
                                                                                                                    --------------

SOUTH CAROLINA--2.73%

    2,000  Berkeley County South Carolina Revenue Refunding (Bayer Corp.
             Project) .......................................................         A                  2.000           2,000,000
   10,000  Piedmont Municipal Power Agency South Carolina Electric Revenue
             Refunding, Series A ............................................         A                  1.600          10,000,000
   11,600  Piedmont Municipal Power Agency South Carolina Electric Revenue
             Refunding, Series D ............................................         A                  1.600          11,600,000
   10,000  Rock Hill South Carolina Utility Systems Revenue, Series B .......         A                  1.550          10,000,000
    5,900  South Carolina Jobs Economic Development Authority
             (YMCA Greenville Project) ......................................         A                  1.650           5,900,000
   30,415  South Carolina Jobs Economic Development Authority Hospital
             Facilities Revenue (Baptist Healthcare Systems) ................         A              1.550 to 1.600     30,415,000
   19,794  South Carolina Public Service Authority Tax-Exempt Commercial
             Paper .......................................................... 01/15/02 to 02/11/02   1.400 to 1.850     19,794,000
                                                                                                                    --------------
                                                                                                                        89,709,000
                                                                                                                    --------------

TENNESSEE--3.59%

    6,700  Clarksville Public Building Authority, Revenue C .................         A                  1.600           6,700,000
    3,535  Hamilton County, Series A ........................................      05/01/02              5.000           3,558,289
    4,000  Knox County (Public Improvement) .................................      04/01/02              6.875           4,076,053

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
TENNESSEE--(CONCLUDED)

$   4,000  Metropolitan Nashville Airport Authority .........................           A                1.650%     $    4,000,000
    4,000  Metropolitan Nashville and Davidson County Health and Educational
             Facilities Board Revenue (Ascension Health Credit), Series B-1 .        07/02/02            1.650           4,000,000
    3,150  Metropolitan Nashville and Davidson County .......................        05/15/02            6.150           3,247,092
   16,910  Metropolitan Nashville and Davidson County Health and Educational
             Facilities Board Revenue (Vanderbilt University) ...............           A            1.550 to 3.700     16,910,000
    8,600  Metropolitan Nashville and Davidson Industrial (Timberlake) ......           A                1.650           8,600,000
   23,675  Montgomery County Public Building Authority Revenue (Pooled Loan)            A                1.600          23,675,000
   11,210  Shelby County, Series A ..........................................           A                1.600          11,210,000
    5,800  Signal Mountain Tennessee Health Educational and Housing Facilities
             Board Revenue Refunding (Alexian Village) ......................           A                2.050           5,800,000
   10,000  Tusculum Health Educational & Housing Board Educational Facilities
             Revenue (Tusculum College Project) .............................           A                1.650          10,000,000
   16,200  Memphis Tennessee Tax-Exempt Commercial Paper ....................        03/08/02            1.350          16,200,000
                                                                                                                    --------------
                                                                                                                       117,976,434
                                                                                                                    --------------

TEXAS--8.96%

    3,450  Austin Texas Utility Systems Revenue Refunding, Series A .........        05/15/02            5.125           3,475,035
    5,590  Bexar County Health Facilities Development
             (Army Retirement Foundation) ...................................           A                1.800           5,590,000
   12,000  Fort Bend County Texas General Obligation Bond ...................        02/26/02            6.750          12,394,057
    2,000  Garland Utility Systems Revenue Refunding Bond ...................        03/01/02            5.900           2,008,533
   12,800  Georgetown Higher Education Finance Corp. ........................
             (Southwestern University) ......................................           A                1.700          12,800,000
   10,900  Guadalupe Blanco River Authority (Central Texas Tax Power) .......           A                1.900          10,900,000
    2,800  Harris County Industrial Development Corp. Pollution
             Control Revenue ................................................           A                1.900           2,800,000
   10,000  Harris County Industrial Development Corp. Revenue Refunding
             (Baytank Houston, Inc. Project) ................................           A                1.600          10,000,000
   10,300  Harris County Texas Health Facilities Development Corp. Revenue
             (St. Luke's Episcopal Hospital), Series B ......................           A                1.900          10,300,000
    4,115  Harris County Texas, Series N1 Registered D ......................           A                1.850           4,115,000
    6,900  Harris County Texas Health Facilities Development Corp. Revenue
             (Young Men's Christian Association) ............................           A                1.900           6,900,000
   32,115  Harris County Toll Roads .........................................           A                1.600          32,115,000
   15,725  Houston Texas Housing Finance Corp. (Palm Center Apartments),
             Series A .......................................................           A                1.600          15,725,000
    5,500  Midlothian Industrial Development Corp. Pollution Control Revenue
             (Bow Crow Cement Co. Project) ..................................           A                1.600           5,500,000
    2,600  Port Arthur Navigation District Refunding (Texaco, Inc. Project) .           A                1.900           2,600,000
    9,200  Port of Corpus Christi Authority Texas Refunding
             (Koch Refining Co. Project) ....................................           A                1.600           9,200,000
    4,000  Red River (Southwestern Public Service) ..........................           A                1.700           4,000,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
TEXAS--(CONCLUDED)

$   7,010  Tarrant County Texas Housing Finance Corp. Revenue Refunding
             (Multi-Family Housing Apartments Project) ......................           A                1.800%     $    7,010,000
   33,000  Texas State Refunding, Series C ..................................        04/01/02            5.500          33,832,800
   73,000  Texas State Tax and Revenue Anticipation Notes, Series A .........        08/29/02            3.750          73,644,958
   10,000  Texas State Treasury Service, Series N14 .........................        08/29/02            2.250          10,000,000
    6,400  Brazos River Texas Harbor Navigation District (Dow Chemical)
             Tax-Exempt Commercial Paper ....................................        02/07/02            1.800           6,400,000
    9,000  Houston Water & Sewer Authority Tax-Exempt Commercial Paper ......        02/12/02            1.350           9,000,000
    4,000  Irving Texas Tax-Exempt Commercial Paper .........................        02/12/02            1.500           4,000,000
                                                                                                                    --------------
                                                                                                                       294,310,383
                                                                                                                    --------------

UTAH--0.80%

    3,500  Carbon County Pollution Control Revenue (Pacificorp Projects) ....           A                1.900           3,500,000
    6,100  Salt Lake County Pollution Control Revenue Refunding
             (Service Station Holdings Project), Series B ...................           A                1.900           6,100,000
   16,800  Utah State, Series A .............................................           A                1.550          16,800,000
                                                                                                                    --------------
                                                                                                                        26,400,000
                                                                                                                    --------------

VERMONT--0.82%

   23,000  Vermont Educational and Health Buildings Financing Agency Revenue
             (Fletcher Allen Hospital), Series B ............................           A                1.600          23,000,000
    4,000  Vermont Educational and Health Buildings Financing Agency Revenue
             (Marlboro College Project), Series A ...........................           A                1.750           4,000,000
                                                                                                                    --------------
                                                                                                                        27,000,000
                                                                                                                    --------------

VIRGINIA--1.37%

   38,055  Loudoun County Industrial Development Authority
             (Falcons Landing Project) ......................................           A                1.600          38,055,000
    7,000  Norfolk Industrial Development Authority Revenue
             (Hospital Facilities Childrens Project) ........................           A                1.600           7,000,000
                                                                                                                    --------------
                                                                                                                        45,055,000
                                                                                                                    --------------

WASHINGTON--3.64%

    1,855  King County Washington School District No. 415
             Kent Refunding .................................................        12/01/02            3.000           1,871,719
   11,295  Pierce County Washington School District No. 010 Tacoma ..........        12/01/02            5.000          11,621,294
    4,000  Port of Seattle Industrial Development Corp. (Alaska Airlines,
             Inc.) ..........................................................           A                1.550           4,000,000
    5,100  Port of Vancouver Washington .....................................           A                1.600           5,100,000
    4,250  Port of Vancouver Washington (United Grain Corp. of Oregon) ......           A                1.600           4,250,000
   10,000  Seattle Municipal Light & Power Revenue ..........................           A                1.550          10,000,000
   10,000  Snohomish County Public Utility District No. 001 Electric Revenue
             Refunding (Generation Systems), Series A .......................           A                1.550          10,000,000
   24,800  Snohomish Public Utility District ................................           A                1.550          24,800,000
    9,965  Tulalip Tribes of the Tulalip Reservation Washington Split Revenue           A                1.600           9,965,000

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                          MATURITY DATES     INTEREST RATES      VALUE
---------                                                                     --------------------  --------------  --------------
WASHINGTON--(CONCLUDED)

$  12,800  Washington State, Series VR-96B ..................................           A                1.650%     $   12,800,000
    3,845  Washington State Public Power Supply Systems
             Nuclear Project No. 1 Revenue Refunding, Series 1A-1 ...........           A                1.700           3,845,000
   16,355  Washington State Public Power Systems Nuclear Project No. 1
             Revenue Refunding, Series 1A-3 .................................           A                1.600          16,355,000
    5,060  Washington State Public Power Supply Systems Nuclear Project No. 2
             Revenue Refunding, Series 2A-1 .................................           A                1.550           5,060,000
                                                                                                                    --------------
                                                                                                                       119,668,013
                                                                                                                    --------------

WEST VIRGINIA--0.05%

    1,500  Marshall County Pollution Control Revenue
             (Mountaineer Carbon Co.) .......................................           A                1.900           1,500,000
                                                                                                                    --------------

WISCONSIN--1.24%

    6,100  City of Oak Creek Pollution Control Revenue
             (Wisconsin Electric Power Co.) .................................           A                1.750           6,100,000
    3,620  Milwaukee Wisconsin Promissory Notes, Series B1 ..................        09/01/02            3.250           3,638,595
    1,225  Milwaukee Wisconsin Refunding, Series A ..........................        06/15/02            4.000           1,231,772
   10,000  Wisconsin Center District Wisconsin Tax Revenue, Series A ........           A                1.700          10,000,000
    7,400  Wisconsin State Health and Educational Facilities Authority Revenue
             (Alverno College Project) ......................................           A                2.000           7,400,000
    4,155  Wisconsin State, Series B ........................................        05/01/02            7.000           4,210,446
    4,225  Wisconsin State Health and Education Facilities Authority Revenue
             (Wheaton Franciscian Services) .................................           A                1.670           4,225,000
    4,032  Wisconsin State Tax-Exempt Commercial Paper ......................        01/11/02            2.500           4,032,000
                                                                                                                    --------------
                                                                                                                        40,837,813
                                                                                                                    --------------

Total Investments (cost--$3,350,207,790 which approximates cost for federal
  income tax purposes)--102.03% .............................................                                        3,350,207,790
Liabilities in excess of other assets--(2.03)% ..............................                                          (66,654,030)
                                                                                                                    --------------
Net Assets (applicable to 3,284,364,956 shares of common stock outstanding at
  $1.00 per share)--100.00% .................................................                                       $3,283,553,760
                                                                                                                    ==============

----------
A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2001, and reset periodically.

                       Weighted average maturity--34 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                            MATURITY DATES     INTEREST RATES      VALUE
 ---------                                                                       --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--95.48%

   $18,448  California Educational Facilities Authority (Stanford University-
               Series L) ......................................................            A               1.300%      $ 18,448,000
     4,950  California Educational Facilities Authority (Stanford University-
               Series L-3) ....................................................            A               1.300          4,950,000
     5,875  California Educational Facilities Authority (Stanford University-
               Series L-4) ....................................................            A               1.300          5,875,000
    15,725  California Educational Facilities Authority (Stanford University-
               Series L-8) ....................................................            A               1.300         15,725,000
    10,804  California Health Facilities Financing Authority (Floating Pooled
               Loan Program-Series B) .........................................            A               1.500         10,804,000
       350  California Health Facilities Financing Authority (Hospital Adventist-
               Series A) ......................................................            A               1.700            350,000
     5,300  California Health Facilities Financing Authority (Santa Barbara
               Cottage- Series C) .............................................            A               1.350          5,300,000
    15,700  California Health Facilities Financing Authority (Sutter Health-
               Series B) ......................................................            A               1.700         15,700,000
    11,765  California Housing Finance Agency Revenue (Home Mortgage-
               Series I) ......................................................            A               1.380         11,765,000
     1,475  California Housing Finance Agency Revenue (Series L) ..............            A               1.380          1,475,000
       830  California Pollution Control Financing Authority Pollution Control
               Revenue Refunding (Exxon Mobil Project) ........................            A               1.650            830,000
     7,500  California School Cash Reserve Program Authority Pool (Series A) ..        07/03/02            4.000          7,549,448
     7,280  California School Facilities Financing Corp. Certificates of
               Participation (Capital Improvement Financing Projects-Series A)             A               1.350          7,280,000
    10,580  California School Facilities Financing Corp. Certificates of
               Participation (Capital Improvement Financing Projects-Series B)             A               1.350         10,580,000
     2,000  California Statewide Communities Development Authority
               (House Ear Institute) ..........................................            A               1.750          2,000,000
     6,150  California Statewide Communities Development Authority Revenue
               (Fremont Rideout Health Group-Series A) ........................            A               1.800          6,150,000
    15,000  California Statewide Communities Development Authority Revenue
               Certificates of Participation Refunding (Hospital Triad
               Healthcare) ....................................................         08/01/02           6.500         15,721,860
    22,445  California Transit Financing Authority ............................            A               1.500         22,445,000
    12,100  Abag Finance Authority for Nonprofit Corps. (Lucile Salter
               Packard Project) ...............................................            A               1.450         12,100,000
     4,225  Alameda Contra Costa Schools Financing Authority Certificates of
               Participation (Capital Improvement Financing Projects-Series A)             A               1.550          4,225,000
     2,435  Alameda Contra Costa Schools Financing Authority Certificates of
               Participation (Capital Improvement Financing Projects-Series D)             A               1.550          2,435,000
     5,000  Alameda County Board of Education Tax and Revenue
               Anticipation Notes .............................................        07/02/02            3.250          5,015,050
    16,100  Anaheim Certificates of Participation .............................            A               1.350         16,100,000
     2,000  Bay Area Government Association California Bay Area Rapid Transit
               Bart SFO Extension (FTA Capital Grant-Series A) ................        06/15/02            4.500          2,015,490
    12,600  Bay Area Toll Authority Toll Bridge Revenue (San Francisco
               Bay Area-Series A) .............................................            A               1.600         12,600,000
     8,000  Chino Basin California Regional Financing Authority (Series A) ....            A               1.350          8,000,000
     9,495  Contra Costa County Housing Authority Multi Family Revenue
                (Lakeshore-Series C) ..........................................            A               1.400          9,495,000

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                            MATURITY DATES     INTEREST RATES      VALUE
 ---------                                                                       --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   $ 6,475  Corona Multifamily Housing Revenue Refunding (Country Hills
               Project-Series A) ..............................................            A               1.350%      $  6,475,000
     7,500  Cupertino Union School District
               Tax and Revenue Anticipation Notes .............................        07/02/02            3.500          7,530,600
     6,100  Dublin San Ramon Service District .................................            A               1.400          6,100,000
     1,600  Fairfield California Tax and Revenue Anticipation Notes ...........        06/30/02            3.250          1,603,835
     8,000  Fontana Unified School District
               Tax and Revenue Anticipation Notes .............................        07/05/02            3.250          8,023,664
     9,500  Fremont California Tax and Revenue Anticipation Notes .............        07/09/02            3.250          9,532,112
     7,000  Fresno County Tax and Revenue Anticipation Notes ..................  06/28/02 to 07/01/02  3.000 to 3.500     7,026,896
    10,000  Fresno Unified School District Tax and Revenue Anticipation Notes .        10/02/02            3.000         10,066,166
     4,900  Golden Empire Schools Financing Authority (Kern High School
               District Project) ..............................................            A               1.400          4,900,000
    10,800  Golden Empire Schools Financing Authority (Kern High School
               District Project-Series A) .....................................            A           1.400 to 2.400    10,800,000
    10,431  Irvine Improvement Bond Act 1915 Updates Assessment
               District 85-7-I ................................................            A               1.500         10,431,000
     1,205  Irvine Public Facilities and Infrastructure Authority (Capital
               Improvement Projects) ..........................................            A               1.500          1,205,000
     1,280  Irvine Ranch Water District (Series A) ............................            A               1.650          1,280,000
       500  Irvine Ranch Water District (Series B) ............................            A               1.750            500,000
     1,900  Irvine Ranch Water District Certificates of Participation
               (Capital Improvement Project) ..................................            A               1.800          1,900,000
       200  Irvine Ranch Water District Nos. 105, 140, 240 & 250 ..............            A               1.800            200,000
    14,790  Livermore California Certificates of Participation
               (Capital Projects) .............................................            A               1.500         14,790,000
     4,500  Los Altos School District Tax and Revenue Anticipation Notes ......        07/02/02            3.250          4,513,095
     5,000  Los Angeles Community Redevelopment Agency (Grand
               Promenade Project) .............................................            A               1.400          5,000,000
    10,000  Los Angeles Community Redevelopment Agency Certificates of
               Participation (Baldwin Hills Public Park) ......................            A               1.420         10,000,000
     2,500  Los Angeles County California Schools Pooled Financing Program
               Participation Certificates (Pooled Transport Series A) .........        07/01/02            3.500          2,509,895
    10,000  Los Angeles County California Tax and Revenue Anticipation Notes ..        06/28/02            3.750         10,057,843
    12,600  Los Angeles County Transport Commission Sales Tax and
               Revenue Refunding Bonds (Series A) .............................            A               1.350         12,600,000
     5,500  Los Angeles Department Water and Power Waterworks Revenue
               Subseries B-3 ..................................................            A               1.350          5,500,000
    13,000  Los Angeles Multi-Family Housing Revenue Bonds (Museum
               Terrace Apartments-Series H) ...................................            A               1.400         13,000,000
     5,000  Los Angeles Unified School District Tax and Revenue Anticipation
               Notes ..........................................................        07/23/02            4.000          5,038,733
    11,900  M-S-R Public Power Agency Revenue Bonds
               (San Juan Project-Series D) ....................................            A               1.500         11,900,000
     7,355  M-S-R Public Power Agency Revenue Bonds
               (San Juan Project-Series E) ....................................            A               1.400          7,355,000
     4,500  Metropolitan Water District Southern California Waterworks Revenue
               Bonds (Series A-6) .............................................            A               1.700          4,500,000
     4,000  Metropolitan Water District Southern California Waterworks Revenue
               Bonds (Series B) ...............................................            A               1.300          4,000,000
     5,000  Metropolitan Water District Southern California Waterworks Revenue
               Bonds (Series B-4) .............................................            A               1.350          5,000,000

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                            MATURITY DATES     INTEREST RATES      VALUE
 ---------                                                                       --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
   $ 4,200  Metropolitan Water District Southern California Waterworks Revenue
               Bonds (Series C-2) .............................................            A               1.650%      $  4,200,000
     6,795  Moorpark Industrial Development Authority (Fred Kavli and
               Kavlico Corp.) .................................................            A               1.400          6,795,000
     3,000  Moreno Valley Unified School District Tax and Revenue
               Anticipation Notes .............................................        07/02/02            3.750          3,016,755
     1,600  Newport Beach Revenue (Hoag Memorial Hospital - Series C) .........            A               1.750          1,600,000
     2,700  Newport Beach Revenue (Hoag Memorial Presbyterian Hospital) .......            A               1.650          2,700,000
    13,600  Oakland Alameda County Coliseum Authority Lease Revenue ...........            A               1.450         13,600,000
     6,500  Oakland Alameda County Coliseum Authority Lease Revenue
               Refunding (Coliseum Project Series C-2) ........................            A               1.350          6,500,000
    10,000  Oakland Alameda County Unified School District Tax and
               Revenue Anticipation Notes .....................................        10/24/02            3.000         10,063,835
     2,700  Oakland Certificates of Participation (Capital Equipment Project) .            A               1.500          2,700,000
     6,100  Oakland Joint Powers Financing Authority Lease Revenue
               (Series A-1) ...................................................            A               1.550          6,100,000
    11,700  Orange County Apartment Development Revenue (Refunding Villas
               La-Paz Series F) ...............................................            A               1.300         11,700,000
     7,290  Orange County Apartment Development Revenue Bonds (Niguel Village-
               Series AA) .....................................................            A               1.400          7,290,000
     6,340  Orange County Apartment Development Revenue Bonds (Niguel Village-
               Series U) ......................................................            A               1.300          6,340,000
     8,100  Pasadena Certificates of Participation
               (Rose Bowl Imports Project) ....................................            A               1.450          8,100,000
     3,900  Perris Unified High School District and Tax Revenue
               Anticipation Notes .............................................        07/02/02            3.500          3,915,912
     3,225  Petaluma City School District Tax and Revenue Anticipation Notes ..        07/02/02            3.500          3,238,626
     1,300  Potterville Tax and Revenue Anticipation Notes ....................        06/28/02            3.500          1,304,628
     6,800  Rancho Mirage Joint Powers Financing Authority Revenue
               (Eisenhower Medical Center-Series A) ...........................            A               1.650          6,800,000
     2,700  Rancho Mirage Joint Powers Financing Authority Revenue
               (Eisenhower Medical Center-Series B) ...........................            A               1.650          2,700,000
     2,000  Ravenswood City School District Tax and Revenue
               Anticipation Notes .............................................        07/02/02            3.250          2,005,820
    22,400  Riverside County Asset Leasing Corp. (Leasehold Revenue) ..........            A               1.350         22,400,000
     1,000  Riverside County California Certificates of Participation
               (Air Force Village West, Inc.-Series A) ........................        06/15/02            8.125          1,042,995
    11,460  Sacramento County Certificates of Participation (Administration
               Center and Courthouse Project) .................................            A               1.500         11,460,000
    10,000  San Bernardino County Certificates of Participation (Medical
               Center Financing Project) ......................................            A               1.480         10,000,000
     5,000  San Bernardino County Tax and Revenue Anticipation Notes ..........        07/02/02            3.500          5,020,643
     2,000  San Diego California Tax and Revenue Anticipation Notes ...........        08/01/02            3.250          2,006,797
     8,300  San Diego California Housing Authority Multifamily Housing
               Revenue Refunding (Carmel Del Mar-1993 Series E) ...............            A               1.300          8,300,000
     4,705  San Francisco City and County Certificates (Series C-5) ...........            A               1.510          4,705,000
     3,600  San Francisco City and County Finance Corp. Lease Revenue
               (Moscone Center Expansion Project-Series 3) ....................            A               1.300          3,600,000
     8,500  San Francisco City and County Finance Corp. Revenue Bonds
               (Moscone Center Expansion Project-Series 1) ....................            A               1.500          8,500,000

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                            MATURITY DATES     INTEREST RATES      VALUE
 ---------                                                                       --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
   $ 2,000  San Francisco City and County Redevelopment Agency Multi-Family
               Revenue Refunding (Housing Fillmore Center-Series A-1) .........            A               1.480%      $  2,000,000
     4,000  San Fransisco City and County Redevelopment Agency Revenue
               (Community Facilities District No. 4) ..........................            A               1.500          4,000,000
    10,500  San Jose Financing Authority Lease Revenue Civic Center Phase 1 ...            A               1.450         10,500,000
     6,000  San Jose Redevelopment Agency Revenue Bonds (Merged Area
               Redevelopment Project-Series A) ................................            A               1.550          6,000,000
     7,100  San Jose Redevelopment Agency Revenue Bonds (Merged Area
               Redevelopment Project-Series B) ................................            A               1.350          7,100,000
    13,000  San Jose Santa Clara Water Financing Authority Sewer
               Revenue (Series B) .............................................            A               1.350         13,000,000
     5,000  San Luis Obispo County Bond Anticipation Notes ....................        07/02/02            3.500          5,020,625
     9,245  Santa Clara County El Camino Hospital District (Hospital Facilities
               Authority Revenue-Series B) ....................................            A               1.950          9,245,000
     9,000  Santa Clara County Transit District (Series A) ....................            A               1.500          9,000,000
    14,450  Santa Clara Financing Authority (VMC Facility Replacement-
               Project B) .....................................................            A               1.650         14,450,000
    15,050  Simi Valley Multi-Family Housing Revenue Refunding
               (Lincoln Wood Ranch) ...........................................            A               1.550         15,050,000
     5,300  South Placer Wastewater Authority California Wastewater Revenue
               (Series B) .....................................................            A               1.350          5,300,000
     9,668  Southeast Resources Recovery Facilities Authority (Series A) ......            A               1.400          9,668,000
     5,000  Stanislaus County Office of Education Tax and Revenue
               Anticipation Notes .............................................        07/16/02            3.500          5,022,750
    11,300  Stanislaus Waste to Energy Financing Agency Solid Waste Facility
               Refunding (Ogden Martin Systems Project) .......................            A               1.500         11,300,000
     1,100  University of California Revenues Refunding Multiple Purpose
               Projects (Series C) ............................................        09/01/02           10.000          1,152,239
    10,615  Watereuse Finance Authority California Revenue Bonds ..............            A               1.500         10,615,000
     7,365  West Basin Municipal Water District Revenue Certificates
               of Participation (Series A) ....................................            A               1.350          7,365,000
     6,085  West Covina Redevelopment Agency Lease Revenue Bonds
               Refunding (Lakes Public Parking Project) .......................            A               1.400          6,085,000
     2,875  Westminster Certificates of Participation (Civic Center Project-
               Series B) ......................................................            A               1.500          2,875,000
    20,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes .......        07/30/02            3.000         20,104,413
                                                                                                                       ------------
Total Municipal Bonds and Notes (cost--$800,831,725) ..........................                                         800,831,725
                                                                                                                       ------------

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                            MATURITY DATES     INTEREST RATES      VALUE
 ---------                                                                       --------------------  --------------  ------------
TAX-EXEMPT COMMERCIAL PAPER--4.22%

   $ 3,000  Contra Costa Water District (Series A) ............................        04/08/02            1.250%      $  3,000,000
     3,000  East Bay Municipal Utility District ...............................        01/10/02            1.400          3,000,000
    12,000  Modesto Irrigation District .......................................  01/14/02 to 03/12/02  1.250 to 1.900    12,000,000
     2,000  San Gabriel Valley Council Governments ............................        01/08/02            1.400          2,000,000
     3,500  University of California Revenues .................................        01/10/02            1.500          3,500,000
    11,916  Puerto Rico Commonwealth Government Development Bank ..............  01/22/02 to 04/08/02  1.300 to 1.700    11,916,000
                                                                                                                       ------------
Total Tax-Exempt Commercial Paper (cost--$35,416,000) .........................                                          35,416,000
                                                                                                                       ------------

Total Investments (cost--$836,247,725 which approximates cost for federal income
   tax purposes)--99.70% ......................................................                                         836,247,725
Other assets in excess of liabilities--0.30% ..................................                                           2,527,128
                                                                                                                       ------------

Net Assets (applicable to 839,206,981 shares of beneficial interest at $1.00 per
   share)--100.00% ............................................................                                        $838,774,853
                                                                                                                       ============

----------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2001, and reset periodically.

                       Weighted average maturity--42 days

                See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT
 (000)                                                                          MATURITY DATES     INTEREST RATES          VALUE
---------                                                                       --------------     --------------      ------------
MUNICIPAL BONDS AND NOTES--97.25%
   $17,940  New York State Dormitory Authority Revenues (Cornell University-
               Series B) ......................................................          A           1.500 to 1.800%   $ 17,940,000
    11,900  New York State Dormitory Authority Revenues (Memorial
               Sloan-Convertible) .............................................          A           1.550 to 1.900      11,900,000
     8,942  New York State Dormitory Authority Revenues (Metropolitan
               Museum of Art) .................................................          A                1.400           8,942,000
     4,390  New York State Dormitory Authority Revenues (Oxford University
               Press, Inc.) ...................................................          A           1.400 to 1.850       4,390,000
     3,125  New York State Dormitory Authority Revenues (Putters 107) .........          A                1.500           3,125,000
     1,735  New York State Dormitory Authority Revenues (Rockefeller
               University-Series A) ...........................................          A                1.400           1,735,000
     2,495  New York State Dormitory Authority Revenues (State University
               Educational Facilities-Series C) ...............................      05/15/02             5.100           2,516,766
    13,200  New York State Dormitory Authority Revenues (Wagner College) ......          A                1.500          13,200,000
     5,000  New York State Dormitory Authority Revenues (Floater Certificates-
               Series 305) ....................................................          A                1.460           5,000,000
    28,750  New York State Energy Research & Development Authority Pollution
               Control Revenue (Orange & Rockland Project-Series A) ...........          A                1.400          28,750,000
     1,000  New York State Energy Research & Development Authority Pollution
               Control Revenue (Rochester Gas & Electric-Series A) ............          A                1.400           1,000,000
     4,015  New York State Energy Research & Development Authority Pollution
               Control Revenue (Rochester Gas & Electric-Series B) ............          A                1.500           4,015,000
     9,800  New York State Energy Research & Development Authority Pollution
               Control Revenue (Rochester Gas & Electric-Series C) ............          A                1.400           9,800,000
     2,000  New York State General Obligation Bond ............................      09/15/02             6.300           2,095,285
    16,400  New York State Housing Finance Agency
               (Normandie Court I Project) ....................................          A                1.500          16,400,000
     7,100  New York State Housing Finance Agency Obligation Revenue
               Series A (Service Contract) ....................................          A                1.450           7,100,000
     9,175  New York State Housing Finance Agency Obligation Revenue
               Series B (Service Contract) ....................................          A                1.450           9,175,000
     2,000  New York State Housing Finance Agency Obligation Revenue
               Series A (Service Contract) ....................................      03/15/02             7.375           2,063,286
     2,700  New York State Local Government Assistance Corp. Series A .........      04/01/02             6.875           2,778,342
    14,780  New York State Local Government Assistance Corp. Series B .........          A                1.500          14,780,000
     2,700  New York State Local Government Assistance Corp. Series D .........          A                1.500           2,700,000
    15,000  New York State Local Government Assistance Corp. Series E .........          A                1.550          15,000,000
     3,945  New York State Thruway Authority General Revenue Series A .........          A                1.800           3,945,000
     2,250  Albany Bond Anticipation Notes Series B ...........................      08/02/02             3.500           2,265,451
    10,300  Babylon Industrial Development Agency Resources
               (Ogden Martin Project) .........................................          A                1.400          10,300,000
     2,000  Board Cooperative Educational Services First Supervisory
               District Revenue Anticipation Notes ............................      06/28/02             3.125           2,003,550
    10,000  Board Cooperative Educational Services Sole Supervisory
               District Revenue Anticipation Notes ............................      06/27/02             3.250          10,022,402
     6,700  Clarence Central School District Tax Anticipation Notes ...........      06/28/02             3.250           6,719,741
     3,000  Copiague Union Free School District Tax Anticipation Notes ........      06/27/02             3.250           3,008,634
     5,000  East Meadow Union Free School District Tax Anticipation Notes .....      06/27/02             3.250           5,014,873
     4,000  Edgemont Union Free School District Greenburgh
               Tax Anticipation Notes .........................................      02/15/02             2.875           4,001,318

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


PRINCIPAL
 AMOUNT
 (000)                                                                          MATURITY DATES     INTEREST RATES          VALUE
---------                                                                       --------------     --------------      ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   $ 6,550  Erie County Water Authority .......................................          A                1.400%       $  6,550,000
     7,000  Farmingdale Union Free School District Tax Anticipation Notes .....      06/27/02        3.000 to 3.125       7,017,183
     2,750  Franklin Square Union Free School District
               Tax Anticipation Notes .........................................      06/27/02             3.250           2,757,396
     2,500  Hampton Bays Union Free School District Tax Anticipation Notes ....      06/27/02             3.250           2,507,629
     2,560  Hauppauge Union Free School District Bond Anticipation Notes ......      08/28/02             2.250           2,570,083
     9,000  Huntington Union Free School District Tax Anticipation Notes ......      06/27/02        3.125 to 3.250       9,021,948
     5,000  Jay Street Development Corp. New York City Facility Lease
               Revenue (Jay Street Project-Series A-3) ........................          A                1.450           5,000,000
     1,000  Lindenhurst Union Free School District Tax Anticipation Notes .....      06/27/02             3.250           1,002,977
     9,300  Long Island Power Authority Electric Systems Revenue Series 7 .....          A                1.400           9,300,000
    10,000  Long Island Power Authority Electric Systems Revenue
               SubSeries 1-A ..................................................          A                1.600          10,000,000
     2,600  Long Island Power Authority Electric Systems Revenue
               SubSeries 1-B ..................................................          A                1.800           2,600,000
     3,500  Long Island Power Authority Electric Systems Revenue
               SubSeries 3-A ..................................................          A                1.500           3,500,000
    11,135  New York City Health & Hospital Corp. Revenue (Health System-
               Series B) ......................................................          A                1.400          11,135,000
    12,655  New York City Health & Hospital Corp. Revenue (Health System-
               Series C) ......................................................          A                1.400          12,655,000
     3,500  New York City Housing Development Corp. Mortgage Revenue
               Residential (Series A) .........................................          A                1.800           3,500,000
    15,700  New York City Housing Development Corp. Multi-Family Rental Housing
               (Parkgate Development-Series A) ................................          A                1.450          15,700,000
     3,000  New York City Industrial Development Agency (Calhoun School) ......          A                1.600           3,000,000
     3,605  New York City Industrial Development Agency Civic Facility Revenue
               (Church of Heavenly Rest) ......................................          A                1.550           3,605,000
       600  New York City Industrial Development Agency Civic Facility Revenue
               (National Audubon Society) .....................................          A                1.800             600,000
    24,200  New York City Municipal Water Finance Authority Water & Sewer
               Systems Revenue Series C .......................................          A                1.900          24,200,000
     9,000  New York City Municipal Water Finance Authority Water & Sewer
               Systems Revenue Series F-1 .....................................          A                1.950           9,000,000
     9,995  New York City Prerefunded Series B ................................      10/01/02             6.600          10,491,453
     1,600  New York City Prerefunded Series D ................................      02/01/02             7.500           1,629,935
     2,760  New York City Prerefunded Series H ................................      02/01/02             7.000           2,810,993
    14,000  New York City Revenue Anticipation Notes Series A .................      04/12/02             3.000          14,038,674
     1,000  New York City Series B ............................................          A                1.950           1,000,000
       500  New York City (Series B-2, SubSeries B-5) .........................          A                1.800             500,000
       900  New York City SubSeries A-8 .......................................          A                1.900             900,000
     4,000  New York City SubSeries E-4 .......................................          A                1.900           4,000,000
     1,100  New York City SubSeries E-6 .......................................          A                1.950           1,100,000
     3,000  New York City Transitional Finance Authority Revenue
               Bond Anticipation Notes-Series 3 ...............................      11/13/02             2.750           3,025,523
     6,900  New York City Transitional Finance Authority Revenue (Future
               Tax Secured Series C) ..........................................          A           1.550 to 1.850       6,900,000
     3,000  New York City Transitional Finance Authority Revenue (New York
               City Recovery Notes-Series A) ..................................      10/02/02             3.250           3,024,683
     9,005  New York City Transitional Finance Authority Series A .............          A                1.500           9,005,000
     7,765  New York City Trust for Cultural Resources Revenue (American Museum
               of Natural History-Series A) ...................................          A                1.400           7,765,000

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


PRINCIPAL
 AMOUNT
 (000)                                                                          MATURITY DATES     INTEREST RATES       VALUE
---------                                                                       --------------     --------------    ------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

   $ 4,200  New York City Trust for Cultural Resources Revenue (Asia Society)..          A                1.450%     $   4,200,000
     4,820  New York City Trust for Cultural Resources Revenue
               (Carnegie Hall) ................................................          A                1.500          4,820,000
    13,000  New York City Trust for Cultural Resources Revenue (Manhattan
               School of Music) ...............................................          A                1.500         13,000,000
     2,700  New York City Trust for Cultural Resources Revenue (Museum
               of Broadcasting) ...............................................          A                1.500          2,700,000
     4,100  Niagara Falls Toll Bridge Commission ..............................          A                1.400          4,100,000
     4,000  Oceanside Union Free School District Tax Anticipation Notes .......      06/28/02             3.000          4,007,792
     6,900  Port Authority of New York & New Jersey ...........................          A                2.100          6,900,000
     5,000  Riverhead Central School District Tax Anticipation Notes ..........      06/01/02             3.125          5,006,057
     3,000  Sachem Central School District Holbrook Tax Anticipation Notes ....      06/27/02             3.125          3,006,724
     3,000  South Huntington Union Free School District Tax
               Anticipation Notes .............................................      06/28/02             3.000          3,004,983
    20,665  Suffolk County Water Authority Bond Anticipation Notes ............          A                1.500         20,665,000
     8,000  Triborough Bridge & Tunnel Authority Revenues General Purpose
               Bond Anticipation Note Series A-1 ..............................      01/17/02             5.000          8,006,396
     5,000  Triborough Bridge & Tunnel Authority Revenues General Purpose
               Series B .......................................................          A                1.500          5,000,000
       250  Triborough Bridge & Tunnel Authority Special Obligation
               (Series C) .....................................................          A                1.400            250,000
     9,600  Triborough Bridge & Tunnel Authority Special Obligation
               (Series D) .....................................................          A                1.400          9,600,000
     8,000  Triborough Bridge & Tunnel Authority Special Obligation
               (Series N15-Reg D) .............................................          A                1.650          8,000,000
     3,500  West Irondequoit Central School District Bond Anticipation Notes ..       07/12/02            3.000          3,507,162
     5,300  West Seneca Central School District Tax Anticipation Notes ........       01/15/02            3.250          5,301,253
    10,358  Yonkers Industrial Development Agency (Consumers Union Facility) ..          A                1.500         10,357,645
     5,000  Yorktown Central School District Tax Anticipation Notes ...........      06/28/02             3.250          5,014,010
     2,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes .......      07/30/02             3.000          2,010,441
                                                                                                                      ------------
Total Municipal Bonds and Notes (cost--$571,557,588) ..........................                                        571,557,588
                                                                                                                      ------------
TAX-EXEMPT COMMERCIAL PAPER--3.18%

     5,400  New York State Power Authority ....................................01/10/02 to 02/07/02       1.400          5,400,000
     3,000  New York State Thruway Authority General Revenue ..................      02/01/02             1.350          3,000,000
     3,300  Government Development Bank of Puerto Rico ........................01/18/02 to 03/19/02  1.450 to 1.700      3,300,000
     7,000  Port Authority of New York & New Jersey ...........................01/11/02 to 03/08/02       1.450          7,000,000
                                                                                                                      ------------
Total Tax-Exempt Commercial Paper (cost--$18,700,000) .........................                                         18,700,000
                                                                                                                      ------------
Total Investments (cost--$590,257,588 which approximates cost for federal income
   tax purposes)--100.43% .....................................................                                        590,257,588
Liabilities in excess of other assets--(0.43)% ................................                                         (2,508,162)
                                                                                                                      ------------
Net Assets (applicable to 587,873,716 shares of beneficial interest at $1.00
    per share)--100.00% .......................................................                                       $587,749,426
                                                                                                                      ============

------------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2001, and reset periodically.

                            Weighted average maturity--40 days


                       See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                            DECEMBER 31, 2001 (UNAUDITED)



PRINCIPAL
 AMOUNT
 (000)                                                                          MATURITY DATES     INTEREST RATES       VALUE
---------                                                                       --------------     --------------    ------------
MUNICIPAL BONDS AND NOTES--92.77%

    $1,270  New Jersey Economic Development Authority (Church
               and Dwight Co. Project) ........................................          A               1.500%       $  1,270,000
     3,250  New Jersey Economic Development Authority (Danic Urban Renewal) ...          A               1.450           3,250,000
       735  New Jersey Economic Development Authority
               (Economic Growth Series B) .....................................          A               1.500             735,000
     1,915  New Jersey Economic Development Authority
               (Economic Growth Series C) .....................................          A               1.500           1,915,000
       455  New Jersey Economic Development Authority (Economic Growth
               Series D-1) ....................................................          A               1.600             455,000
     5,000  New Jersey Economic Development Authority
               (El Dorado Terminals A) ........................................          A               1.850           5,000,000
     1,335  New Jersey Economic Development Authority (Greater Mercer
               County Series G) ...............................................          A               1.500           1,335,000
       300  New Jersey Economic Development Authority (Hoffman
               La Roche Inc. Project) .........................................          A               2.000             300,000
     1,085  New Jersey Economic Development Authority
               (RDR Investment Co. LLC) .......................................          A               1.600           1,085,000
     1,970  New Jersey Economic Development Authority
               (Job Haines Home Project) ......................................          A               1.500           1,970,000
       405  New Jersey Economic Development Authority (Kenwood USA  Corp.
               Project) .......................................................          A               1.550             405,000
     1,105  New Jersey Economic Development Authority (Marco Holdings LLC
               Series A) ......................................................          A               1.600           1,105,000
       700  New Jersey Economic Development Authority (NJ Natural Gas Co.) ....          A               1.650             700,000
     1,000  New Jersey Economic Development Authority (NJ Natural Gas Co.
               Project Series C) ..............................................          A               1.400           1,000,000
     6,505  New Jersey Economic Development Authority (Stolthaven Project
               Series A) ......................................................          A               1.900           6,505,000
     2,000  New Jersey Economic Development Authority (Thermal Energy
               Limited Partnership) ...........................................          A               1.650           2,000,000
     2,000  New Jersey Economic Development Authority Natural Gas
               Facilities Revenue (NJ Natural Gas Co. Project Series B) .......          A               1.400           2,000,000
       500  New Jersey Economic Development Authority Pollution Control
               Revenue (Exxon Project) ........................................          A               1.500             500,000
     6,000  New Jersey Economic Development Authority Revenue
               (Center for Aging-Applewood) ...................................          A               1.410           6,000,000
     2,945  New Jersey Economic Development Authority Series N3 ...............          A               1.650           2,945,000
       600  New Jersey Economic Development Authority Water Facilities
               Revenue (Refunding United Water NJ, Inc. Project Series B) .....          A               1.900             600,000
     2,775  New Jersey Educational Facilities Authority (College of New Jersey
               Series A) ......................................................          A               1.550           2,775,000
     3,500  New Jersey Educational Facilities Authority Revenue
               (Princeton University Series B) ................................          A               1.500           3,500,000
     2,965  New Jersey Health Care Facilities Authority (Hackettstown
               Community Hospital) ............................................          A               1.500           2,965,000
     5,500  New Jersey Health Care Facilities Authority Series A
               (St. Barnabas) .................................................          A               1.400           5,500,000
     1,000  New Jersey State (Refunding Series E) .............................      07/15/02            5.500           1,015,064
     1,500  New Jersey State Tax and Revenue Anticipation Notes Series C ......      06/14/02            3.000           1,507,021
     1,000  New Jersey State Transportation Trust Fund Authority
               (Transportation Systems Series A) ..............................      06/15/02            6.000           1,014,298
     1,000  New Jersey State Transportation Trust Fund Authority
               (Transportation Systems Series B) ..............................      06/15/02            5.000           1,009,614
     3,600  New Jersey State Turnpike Authority ...............................          A               1.400           3,600,000
     2,000  New Jersey State Turnpike Authority (Putters Series 155) ..........          A               1.530           2,000,000
       500  New Jersey Wastewater Treatment Trust .............................      03/01/02            4.250             500,827
     1,000  New Jersey Wastewater Treatment Trust (Series C) ..................      05/15/02            6.250           1,013,915

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND



PRINCIPAL
 AMOUNT
 (000)                                                                          MATURITY DATES     INTEREST RATES       VALUE
---------                                                                       --------------     --------------    ------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

    $1,000  Atlantic City Board of Education ..................................      12/01/02            6.000%       $  1,036,749
       500  Bernards Township Bond Anticipation Notes .........................      08/29/02            3.150             502,083
     1,500  Essex County Improvement Authority Revenue ........................          A               1.560           1,500,000
     2,000  Essex County Improvement Authority Revenue Bond
               Anticipation Notes .............................................      08/08/02            3.250           2,006,420
     1,500  Essex County Improvement Authority Revenue
               (County Asset Sale Project) ....................................          A               1.500           1,500,000
     1,400  Gloucester County Industrial Pollution Control Financing Authority
               Revenue (Mobil Oil Refining Co. Project) .......................          A               1.150           1,400,000
     2,000  Mercer County Bond Anticipation Notes .............................      11/20/02            2.650           2,013,507
     1,000  Mercer County Improvement Authority (Atlantic Foundation) .........          A               1.560           1,000,000
     2,350  Monmouth County Improvement Authority (Pooled
               Government Loaned Program) .....................................          A               1.400           2,350,000
     2,000  Morris County Bond Anticipation Notes .............................      07/15/02            3.250           2,008,240
     2,000  Morris County General Improvement .................................08/15/02 to 09/15/02      4.625           2,036,565
     1,000  Ocean County New Jersey Utility Authority .........................      01/01/02            5.000           1,000,000
     3,100  Salem County Pollution Control Financing (Refunding Atlantic
               City Electric Series A) ........................................          A               1.300           3,100,000
     3,500  Union County Improvement Authority Revenue
               (Cedar Glen Housing Corp.) Series A ............................          A               1.500           3,500,000
     3,000  Glen Rock New Jersey Bond Anticipation Notes ......................      02/08/02            3.350           3,002,110
     1,000  Jefferson Township Bond Anticipation Notes ........................      07/12/02            3.000           1,002,047
     1,000  Jersey City Redevelopment Authority Multi-Family
               Housing (Dickson Mills) ........................................          A               1.400           1,000,000
       800  Port Authority of New York and New Jersey Special Obligation
               Revenue (Versatile Structure Obligation Series 2) ..............          A               2.100             800,000
     4,000  Port Authority of New York and New Jersey Special Obligation
               Revenue (Versatile Structure Obligation Series 3) ..............          A               1.950           4,000,000
       300  Port Authority of New York and New Jersey Special Obligation
               Revenue (Versatile Structure Obligation Series 4) ..............          A               2.250             300,000
       700  Port Authority of New York and New Jersey Special Obligation
               Revenue (Versatile Structure Obligation Series 6) ..............          A               2.250             700,000
     1,376  Sparta Township Bond Anticipation Notes ...........................      06/07/02            3.400           1,379,789
     3,348  Upper Saddle River Bond Anticipation Notes ........................      12/13/02            3.250           3,392,788
     2,000  West Caldwell Township Bond Anticipation Notes ....................      06/07/02            2.500           2,004,695
     2,000  Woodbridge Township Bond Anticipation Notes .......................      07/26/02            3.000           2,003,899
     1,000  Puerto Rico Commonwealth (Putters Series 204) .....................          A               1.400           1,000,000
     3,000  Puerto Rico Commonwealth Government Development Bank ..............          A               1.350           3,000,000
     1,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes .......      07/30/02            3.000           1,005,221
                                                                                                                      ------------
Total Municipal Bonds and Notes (cost--$117,019,852) ..........................                                        117,019,852
                                                                                                                      ------------
TAX-EXEMPT COMMERCIAL PAPER--6.26%

     1,000  New Jersey Economic Development Authority (Chambers Cogen) ........      01/17/02            1.950           1,000,000
       500  New Jersey Educational Facilities Authority
            (Princeton University) ............................................      01/14/02            1.450             500,000
     1,000  New Jersey State Tax and Revenue Anticipation Notes ...............      01/10/02            2.300           1,000,000
     1,000  Port Authority of New York and New Jersey .........................      01/09/02            1.450           1,000,000
     1,000  Salem County Pollution Control Financing (Philadelphia Electric) ..      02/08/02            1.350           1,000,000
     3,400  Puerto Rico Commonwealth Government Development Bank .............. 01/22/02 to 03/19/02 1.350 to 1.650      3,400,000
                                                                                                                      ------------
Total Tax-Exempt Commercial Paper (cost--$7,900,000) ..........................                                          7,900,000
                                                                                                                      ------------
Total Investments (cost--$124,919,852 which approximates cost for federal income
   tax purposes)--99.03% ......................................................                                        124,919,852
Other assets in excess of liabilities--0.97% ..................................                                          1,219,959
                                                                                                                      ------------
Net Assets (applicable to 126,135,489 shares of beneficial interest at $1.00 per
   share)--100.00% ............................................................                                       $126,139,811
                                                                                                                      ============

------------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2001, and reset periodically.


                                      Weighted average maturity--51 days
                                See accompanying notes to financial statements

UBS PAINEWEBBER RMA

STATEMENT OF OPERATIONS

                                                           FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
                                            -------------------------------------------------------------------------------------
                                                                                            CALIFORNIA   NEW YORK      NEW JERSEY
                                            MONEY MARKET   U.S. GOVERNMENT      TAX-FREE    MUNICIPAL    MUNICIPAL     MUNICIPAL
                                             PORTFOLIO        PORTFOLIO           FUND      MONEY FUND   MONEY FUND    MONEY FUND
                                            ------------   ---------------    -----------   ----------   ----------    ----------
INVESTMENT INCOME:
Interest ................................   $412,958,443   $    36,172,430    $37,629,376   $8,188,700   $6,033,504    $1,216,387
                                            ------------   ---------------    -----------   ----------   ----------    ----------

EXPENSES:
Investment advisory and administration ..     60,443,556         4,496,260      7,209,985    1,880,421    1,400,086       304,211
Distribution fees .......................           --           1,424,670      2,188,399      516,396      371,973        73,011
Transfer agency related services fees ...      7,389,106           267,629        437,071       86,063       96,352        24,517
Federal and state registration ..........      1,247,574            62,622        196,484       31,467       45,062        13,626
Custody and accounting ..................      1,208,812           114,085        195,072       40,311       31,764         6,084
Insurance ...............................        979,995              --          162,620       23,734       36,306        20,834
Reports and notices to shareholders .....        646,386            33,285         78,810       16,429       61,906        16,595
Directors'/Trustees' fees ...............        175,594            12,494         46,421        4,697        6,153         3,301
Professional fees .......................         97,880            37,775         89,910       33,497       61,529        32,783
Other expenses ..........................         53,248             1,358         21,941        1,824        5,552         2,768
                                            ------------   ---------------    -----------   ----------   ----------    ----------
                                              72,242,151         6,450,178     10,626,713    2,634,839    2,116,683       497,730
                                            ------------   ---------------    -----------   ----------   ----------    ----------
Net investment income ...................    340,716,292        29,722,252     27,002,663    5,553,861    3,916,821       718,657
NET REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS ...............     10,271,048           (35,834)       143,280         --             (1)          (30)
                                            ------------   ---------------    -----------   ----------   ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ............................   $350,987,340   $    29,686,418    $27,145,943   $5,553,861   $3,916,820    $  718,627
                                            ============   ===============    ===========   ==========   ==========    ==========

                                  See accompanying notes to financial statements

UBS PAINEWEBBER RMA

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS ENDED
                                                                             DECEMBER 31, 2001        FOR THE YEAR ENDED
                                                                                (UNAUDITED)             JUNE 30, 2001
                                                                         ------------------------     ------------------
UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income ..........................................              $   340,716,292          $ 1,146,971,858
Net realized gains (losses) from investment transactions .......                   10,271,048               (3,082,725)
                                                                              ---------------          ---------------
Net increase in net assets resulting from operations ...........                  350,987,340            1,143,889,133
                                                                              ---------------          ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ..........................................                 (340,716,292)          (1,146,971,858)
                                                                              ---------------          ---------------
Net increase in net assets from capital share transactions .....                1,358,092,663            6,790,929,305
                                                                              ---------------          ---------------
Net increase in net assets .....................................                1,368,363,711            6,787,846,580

NET ASSETS:
Beginning of period ............................................               22,609,036,013           15,821,189,433
                                                                              ---------------          ---------------
End of period ..................................................              $23,977,399,724          $22,609,036,013
                                                                              ===============          ===============

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income ..........................................              $    29,722,252          $    94,832,627
Net realized gains (losses) from investment transactions .......                      (35,834)                  33,833
                                                                              ---------------          ---------------
Net increase in net assets resulting from operations ...........                   29,686,418               94,866,460
                                                                              ---------------          ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ..........................................                  (29,722,252)             (94,832,627)
                                                                              ---------------          ---------------
Net increase in net assets from capital share transactions .....                  457,648,585              329,424,207
                                                                              ---------------          ---------------
Net increase in net assets .....................................                  457,612,751              329,458,040

NET ASSETS:
Beginning of period ............................................                2,000,303,409            1,670,845,369
                                                                              ---------------          ---------------
End of period ..................................................              $ 2,457,916,160          $ 2,000,303,409
                                                                              ===============          ===============

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX MONTHS ENDED
                                                                                DECEMBER 31, 2001      FOR THE YEAR ENDED
                                                                                   (UNAUDITED)           JUNE 30, 2001
                                                                            ------------------------   ------------------
UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

FROM OPERATIONS:
Net investment income ...................................................      $   27,002,663            $  102,906,675
Net realized gains from investment transactions .........................             143,280                    64,269
                                                                               --------------            --------------
Net increase in net assets resulting from operations ....................          27,145,943               102,970,944
                                                                               --------------            --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...................................................         (27,002,663)             (102,979,684)
                                                                               --------------            --------------
Net increase (decrease) in net assets from capital share transactions ...          (2,739,784)              692,281,291
                                                                               --------------            --------------
Net increase (decrease) in net assets ...................................          (2,596,504)              692,272,551

NET ASSETS:
Beginning of period .....................................................       3,286,150,264             2,593,877,713
                                                                               --------------            --------------
End of period ...........................................................      $3,283,553,760            $3,286,150,264
                                                                               ==============            ==============

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income ...................................................      $    5,553,861            $   19,741,808
Net realized gains from investment transactions .........................              --                        39,561
                                                                               --------------            --------------
Net increase in net assets resulting from operations ....................           5,553,861                19,781,369
                                                                               --------------            --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...................................................          (5,553,861)              (19,741,808)
                                                                               --------------            --------------
Net increase in net assets derived from beneficial interest transactions           78,813,399               133,497,738
                                                                               --------------            --------------
Net increase in net assets ..............................................          78,813,399               133,537,299

NET ASSETS:
Beginning of period .....................................................         759,961,454               626,424,155
                                                                               --------------            --------------
End of period ...........................................................      $  838,774,853            $  759,961,454
                                                                               ==============            ==============

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA
STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX MONTHS ENDED
                                                                                DECEMBER 31, 2001      FOR THE YEAR ENDED
                                                                                   (UNAUDITED)            JUNE 30, 2001
                                                                            ------------------------   ------------------
UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income ...................................................       $  3,916,821             $ 15,588,384
Net realized gains (losses) from investment transactions ................                 (1)                  80,148
                                                                                ------------             ------------
Net increase in net assets resulting from operations ....................          3,916,820               15,668,532
                                                                                ------------             ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...................................................         (3,916,821)             (15,588,384)
                                                                                ------------             ------------
Net increase in net assets derived from beneficial interest transactions          13,259,036              137,157,062
                                                                                ------------             ------------
Net increase in net assets ..............................................         13,259,035              137,237,210

NET ASSETS:
Beginning of period .....................................................        574,490,391              437,253,181
                                                                                ------------             ------------
End of period ...........................................................       $587,749,426             $574,490,391
                                                                                ============             ============

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income ...................................................       $    718,657             $  2,811,947
Net realized gains (losses) from investment transactions ................                (30)                   9,089
                                                                                ------------             ------------
Net increase in net assets resulting from operations ....................            718,627                2,821,036
                                                                                ------------             ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...................................................           (718,657)              (2,811,947)
                                                                                ------------             ------------
Net increase in net assets derived from beneficial interest transactions          23,977,357                8,877,399
                                                                                ------------             ------------
Net increase in net assets ..............................................         23,977,327                8,886,488

NET ASSETS:
Beginning of period .....................................................        102,162,484               93,275,996
                                                                                ------------             ------------
End of period ...........................................................       $126,139,811             $102,162,484
                                                                                ============             ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     UBS PaineWebber RMA Money Fund, Inc. (the "Corporation") and UBS PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), UBS PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS PaineWebber Retirement Money Fund. The financial statements of UBS PaineWebber Retirement Money Fund are not included herein.

     UBS PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and UBS PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS PaineWebber RMA California Municipal Money Fund ("RMA California") and UBS PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of mutual funds: UBS PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors, Inc. ("Brinson Advisors"). Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

     Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

     Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebberSM*"), under which UBS PaineWebber serves as investment advisor and administrator. UBS PaineWebber is an indirect wholly owned subsidiary of UBS AG. In accordance with the Advisory Contract, each Fund pays UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                    ANNUAL
            AVERAGE DAILY NET ASSETS                                                                 RATE
            ------------------------                                                                ------
            MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
            All ...........................................................................          0.50%

            U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
            Up to $300 million ............................................................          0.50
            In excess of $300 million up to $750 million ..................................          0.44
            Over $750 million .............................................................          0.36

            RMA TAX-FREE:
            Up to $1.0 billion ............................................................          0.50
            In excess of $1.0 billion up to $1.5 billion ..................................          0.44
            Over $1.5 billion .............................................................          0.36

    At December 31, 2001, the Funds owed UBS PaineWebber for investment advisory and administration fees as follows:

            Money Market Portfolio ........................................................   $10,460,830
            U.S. Government Portfolio .....................................................       809,555
            RMA Tax-Free ..................................................................     1,225,929
            RMA California ................................................................       324,400
            RMA New York ..................................................................       230,271
            RMA New Jersey ................................................................        56,508

          Brinson Advisors serves as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS PaineWebber and Brinson Advisors (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS PaineWebber (not a Fund) pays Brinson Advisors a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS PaineWebber under the Advisory Contract.

----------------

*    UBS PaineWebber is a service mark of UBS AG.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


DISTRIBUTION PLAN

     Brinson Advisors is the principal underwriter of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay Brinson Advisors a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, Brinson Advisors is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by Brinson Advisors for the similar services it provides for the Money Market Portfolio. At December 31, 2001, the Funds owed Brinson Advisors for such service fees as follows:

            U.S. Government Portfolio .........   $258,093
            RMA Tax-Free ......................    372,588
            RMA California ....................     89,637
            RMA New York ......................     61,075
            RMA New Jersey ....................     13,562

SECURITIES LENDING

     Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds receive compensation, which is included in interest income, for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended December 31, 2001, U.S. Government Portfolio earned $162,154 for lending its securities, net of rebates, fees and expenses, and UBS PaineWebber earned $54,713 in compensation as the Fund's lending agent. At December 31, 2001, U.S. Government Portfolio owed UBS PaineWebber $6,858 in compensation for its services as lending agent. UBS PaineWebber also has been approved as a borrower under the Funds' securities lending program.

     At December 31, 2001, the Funds had no securities on loan.

TRANSFER AGENCY RELATED SERVICES FEES

     UBS PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds. For the six months ended December 31, 2001, UBS PaineWebber received an approximate percentage of the total transfer agency related services fees paid by a Fund to PFPC from PFPC, not the Funds, as follows:

            Money Market Portfolio ......................   56%
            U.S. Government Portfolio ...................   55%
            RMA Tax-Free ................................   55%
            RMA California ..............................   55%
            RMA New York ................................   54%
            RMA New Jersey ..............................   59%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


OTHER LIABILITIES

     At December 31, 2001, the Funds had the following liabilities outstanding:

                                                                              PAYABLE FOR
                                                                 DIVIDENDS    INVESTMENTS
                                                                  PAYABLE      PURCHASED
                                                               -----------    -----------
            Money Market Portfolio ........................    $14,866,782    $95,000,000
            U.S. Government Portfolio .....................      1,387,392        --
            RMA Tax-Free ..................................      1,289,944        --
            RMA California ................................        256,802        --
            RMA New York ..................................        192,451      5,000,000
            RMA New Jersey ................................         37,061        --

MONEY MARKET FUND INSURANCE BONDS

     At December 31, 2001, each Fund (except U.S. Government Portfolio) had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each of these Funds. These loss events included non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended December 31, 2001, the Funds did not use these insurance bonds.

FEDERAL TAX STATUS

     Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

     At June 30, 2001, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

         FISCAL YEAR                                  MONEY MARKET   TAX-FREE   CALIFORNIA MUNICIPAL
           ENDING                                       PORTFOLIO      FUND          MONEY FUND
         -----------                                  ------------   --------   --------------------
            2002 ...............................           --         $134,476        $ 80,073
            2003 ...............................       $2,128,908       --              27,970
            2004 ...............................           --            9,645          23,373
                                                       ----------     --------        --------
                                                       $2,128,908     $144,121        $131,416
                                                       ==========     ========        ========

     In accordance with U.S. Treasury regulations, the Money Market Portfolio and RMA California have elected to defer, respectively, $3,339,265 and $1,860 of net realized capital losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on July 1, 2001.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


BANK LINE OF CREDIT

     RMA Tax-Free may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. In connection therewith, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On December 31, 2001 RMA Tax Free borrowed $77,500,000 under the facility for two days at a rate of 1.92%, which resulted in $8,267 of interest expense.

CAPITAL SHARE TRANSACTIONS

     There are 60 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                               FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                                                            --------------------------------------------------
                                                                              MONEY MARKET    U.S. GOVERNMENT     TAX-FREE
                                                                                PORTFOLIO        PORTFOLIO          FUND
                                                                            ---------------  ---------------   ---------------
Shares sold ........................................................         75,417,057,528   6,385,065,784     9,370,753,060
Shares repurchased .................................................        (74,401,963,355) (5,957,263,887)   (9,400,910,683)
Dividends reinvested ...............................................            342,998,490      29,846,688        27,417,839
                                                                            ---------------  --------------    --------------
Net increase (decrease) in shares outstanding ......................          1,358,092,663     457,648,585        (2,739,784)
                                                                            ===============  ==============    ==============
                                                                                   FOR THE YEAR ENDED JUNE 30, 2001
                                                                         ----------------------------------------------------
                                                                              MONEY MARKET    U.S. GOVERNMENT     TAX-FREE
                                                                                PORTFOLIO        PORTFOLIO          FUND
                                                                         ----------------   ---------------   ---------------
Shares sold ........................................................      161,726,241,398    11,087,530,733    21,741,287,432
Shares repurchased .................................................     (156,054,592,078)  (10,851,110,879)  (21,150,089,400)
Dividends reinvested ...............................................        1,119,279,985        93,004,353       101,083,259
                                                                         ----------------   ---------------   ---------------
Net increase in shares outstanding .................................        6,790,929,305       329,424,207       692,281,291
                                                                         ================   ===============   ===============

BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                            FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                                                  --------------------------------------------------------------
                                                                  CALIFORNIA MUNICIPAL  NEW YORK MUNICIPAL  NEW JERSEY MUNICIPAL
                                                                       MONEY FUND          MONEY FUND           MONEY FUND
                                                                  --------------------  ------------------  --------------------
Shares sold .....................................................    1,921,349,631       1,716,539,412        348,960,788
Shares repurchased ..............................................   (1,848,217,351)     (1,707,276,348)      (325,709,287)
Dividends reinvested ............................................        5,681,119           3,995,972            725,856
                                                                    --------------      --------------       ------------
Net increase in shares outstanding ..............................       78,813,399          13,259,036         23,977,357
                                                                    ==============      ==============       ============
                                                                                FOR THE YEAR ENDED JUNE 30, 2001
                                                                  --------------------------------------------------------------
                                                                  CALIFORNIA MUNICIPAL  NEW YORK MUNICIPAL  NEW JERSEY MUNICIPAL
                                                                       MONEY FUND          MONEY FUND           MONEY FUND
                                                                  --------------------  ------------------  --------------------
Shares sold .....................................................    4,428,426,525       4,309,614,855        826,979,088
Shares repurchased ..............................................   (4,314,257,512)     (4,187,708,277)      (820,856,612)
Dividends reinvested ............................................       19,328,725          15,250,484          2,754,923
                                                                    --------------      --------------       ------------
Net increase in shares outstanding ..............................      133,497,738         137,157,062          8,877,399
                                                                    ==============      ==============       ============

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding throughout each period is presented below:

                                                   FOR THE
                                              SIX MONTHS ENDED                        FOR THE YEARS ENDED JUNE 30,
                                              DECEMBER 31, 2001 --------------------------------------------------------------------
                                                (UNAUDITED)            2001           2000          1999         1998        1997
                                            ------------------  -------------- ------------- ------------- ------------ ------------
Net asset value, beginning of period ......  $      1.00         $      1.00    $      1.00   $      1.00   $      1.00  $     1.00
                                            ------------------  -------------- ------------- ------------- ------------ ------------
Net investment income .....................        0.014               0.055          0.052         0.046         0.051       0.049
Dividends from net investment income ......       (0.014)             (0.055)        (0.052)       (0.046)       (0.051)     (0.049)
                                            ------------------  -------------- ------------- ------------- ------------ ------------
Net asset value, end of period ............  $      1.00         $      1.00    $      1.00   $      1.00   $      1.00  $     1.00
                                            ==================  ============== ============= ============= ============ ============
Total investment return(1) ................         1.44%               5.61%          5.29%         4.76%         5.21%       5.04%
                                            ==================  ============== ============= ============= ============ ============
Ratios/Supplemental Data:
Net assets, end of period (000's) .........  $23,977,400         $22,609,036    $15,821,189   $13,446,140   $11,135,226  $8,673,055
Expenses to average net assets ............         0.60%*              0.59%          0.59%         0.59%         0.60%       0.59%
Net investment income to
    average net assets ....................         2.82%*              5.42%          5.19%         4.64%         5.09%       4.94%

--------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding throughout each period is presented below:

                                               FOR THE
                                            SIX MONTHS ENDED                      FOR THE YEARS ENDED JUNE 30,
                                           DECEMBER 31, 2001 --------------------------------------------------------------------
                                               (UNAUDITED)       2001          2000          1999          1998         1997
                                           ----------------- ------------  -----------   -----------   -----------   ------------
Net asset value, beginning of period ....     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ----------------- ------------  -----------   -----------   -----------   ------------
Net investment income ...................          0.013          0.052         0.048         0.044         0.049         0.048
Dividends from net investment income ....         (0.013)        (0.052)       (0.048)       (0.044)       (0.049)       (0.048)
                                           ----------------- ------------  -----------   -----------   -----------   ------------
Net asset value, end of period ..........     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ================= ============  ===========   ===========   ===========   ============
Total investment return(1) ..............           1.34%          5.31%         4.88%         4.45%         5.05%         4.88%
                                           ================= ============  ===========   ===========   ===========   ============
Ratios/Supplemental Data:
Net assets, end of period (000's) .......     $2,457,916     $2,000,303    $1,670,845    $1,354,594    $1,179,575    $1,083,866
Expenses to average net assets ..........           0.57%*         0.57%         0.59%         0.60%         0.57%         0.62%
Net investment income to average
    net assets ..........................           2.61%*         5.15%         4.81%         4.35%         4.93%         4.78%

------------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding throughout each period is presented below:

                                                 FOR THE
                                            SIX MONTHS ENDED                    FOR THE YEARS ENDED JUNE 30,
                                            DECEMBER 31, 2001 ----------------------------------------------------------------------
                                               (UNAUDITED)         2001          2000          1999          1998           1997
                                            ----------------- ------------  ------------   ------------   ------------  ----------
Net asset value, beginning of period ......   $     1.00      $     1.00    $     1.00     $     1.00     $     1.00    $     1.00
                                            ----------------- ------------  ------------   ------------   ------------  ----------
Net investment income .....................        0.008           0.032         0.031          0.026          0.031         0.029
Dividends from net investment income ......       (0.008)         (0.032)       (0.031)        (0.026)        (0.031)       (0.029)
                                            ----------------- ------------  ------------   ------------   ------------  ----------
Net asset value, end of period ............   $     1.00      $     1.00    $     1.00     $     1.00     $     1.00    $     1.00
                                            ================= ============  ============   ============   ============  ===========
Total investment return(1) ................         0.78%           3.28%         3.10%          2.67%          3.10%         2.98%
                                            ================= ============  ============   ============   ============  ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $3,283,554      $3,286,150    $2,593,878     $2,424,938     $2,271,969    $2,065,920
Expenses to average net assets ............         0.61%*          0.59%         0.60%          0.59%          0.58%         0.61%
Net investment income to average net assets         1.54%*          3.20%         3.06%          2.63%          3.06%         2.94%

---------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                FOR THE
                                            SIX MONTHS ENDED                   FOR THE YEARS ENDED JUNE 30,
                                            DECEMBER 31, 2001 --------------------------------------------------------------
                                               (UNAUDITED)        2001        2000        1999        1998          1997
                                            ----------------- -----------  -----------  ----------   -----------  ----------
Net asset value, beginning of period ......   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ----------------- -----------  -----------  ----------   -----------  ----------
Net investment income .....................      0.007           0.027        0.026        0.023        0.028        0.028
Dividends from net investment income ......     (0.007)         (0.027)      (0.026)      (0.023)      (0.028)      (0.028)
                                            ----------------- -----------  -----------  ----------   -----------  ----------
Net asset value, end of period ............   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ================= ===========  ===========  ==========   ===========  ==========
Total investment return(1) ................       0.68%           2.75%        2.59%        2.31%        2.87%        2.87%
                                            ================= ===========  ===========  ==========   ===========  ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $838,775        $759,961     $626,424     $575,296     $566,957     $492,915
Expenses to average net assets ............       0.64%*          0.66%        0.65%        0.67%        0.65%        0.62%
Net investment income to average net assets       1.34%*          2.70%        2.56%        2.28%        2.83%        2.83%

------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        FOR THE
                                                   SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                                   DECEMBER 31, 2001 ---------------------------------------------------------------
                                                      (UNAUDITED)       2001         2000         1999        1998          1997
                                                  -----------------  ----------   -----------  ----------   ----------   -----------
Net asset value, beginning of period ............      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  -----------------  ----------   -----------  ----------   ----------   -----------
Net investment income ...........................         0.007         0.030        0.029        0.025        0.029        0.028
Dividends from net investment income ............        (0.007)       (0.030)      (0.029)      (0.025)      (0.029)      (0.028)
                                                  -----------------  ----------   -----------  ----------   ----------   -----------
Net asset value, end of period ..................      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  =================  ==========   ===========  ==========   ==========   ===========
Total investment return(1) ......................          0.66%         3.04%        2.93%        2.50%        2.97%        2.85%
                                                  =================  ==========   ===========  ==========   ==========   ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............      $587,749      $574,490     $437,253     $372,880     $339,391     $274,338
Expenses to average net assets, net of waivers(2)          0.71%*        0.69%        0.67%        0.65%        0.65%        0.67%
Net investment income to average net assets,
   net of waivers(3) ............................          1.32%*        2.95%        2.90%        2.46%        2.92%        2.81%

-------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2) During the year ended June 30, 1997 Brinson Advisors waived a portion of its advisory and administration fees. Expenses to average net assets excluding the waiver would have been 0.77%.

(3) During the year ended June 30, 1997 Brinson Advisors waived a portion of its advisory and administration fees. Net investment income to average net assets excluding the waiver would have been 2.71%.

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                     FOR THE
                                                SIX MONTHS ENDED                FOR THE YEARS ENDED JUNE 30,
                                                DECEMBER 31, 2001  ----------------------------------------------------
                                                   (UNAUDITED)        2001      2000       1999       1998      1997
                                                -----------------  ---------  ---------  --------- --------   ---------
Net asset value, beginning of period ..........    $   1.00        $   1.00   $  1.00    $  1.00   $  1.00    $  1.00
                                                -----------------  ---------  ---------  --------- --------   ---------
Net investment income .........................       0.006           0.028     0.027      0.022     0.026      0.026
Dividends from net investment income ..........      (0.006)         (0.028)   (0.027)    (0.022)   (0.026)    (0.026)
                                                -----------------  ---------  ---------  --------- --------   ---------
Net asset value, end of period ................    $   1.00        $   1.00   $  1.00    $  1.00   $  1.00    $  1.00
                                                =================  =========  =========  ========= ========   =========
Total investment return(1) ....................        0.61%           2.86%     2.72%      2.21%     2.67%      2.65%
                                                =================  =========  =========  ========= ========   =========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............    $126,140        $102,162   $93,276    $62,972   $48,279    $52,324
Expenses to average net assets ................        0.82%*          0.79%     0.78%      0.89%     0.85%      0.81%
Net investment income to average net assets ...        1.18%*          2.77%     2.69%      2.18%     2.64%      2.63%

-------------------
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

========================================================================

DIRECTORS/TRUSTEES
E. Garrett Bewkes, Jr.                   George W. Gowen
CHAIRMAN
                                         William W. Hewitt, Jr.
Margo N. Alexander
                                         Morton L. Janklow
Richard Q. Armstrong
                                         Frederic V. Malek
David J. Beaubien
                                         Carl W. Schafer
Richard R. Burt
                                         William D. White
Meyer Feldberg


PRINCIPAL OFFICERS

Brian M. Storms                          Debbie Baggett
PRESIDENT                                VICE PRESIDENT
                                         (TAX-FREE FUNDS)
Amy R. Doberman
VICE PRESIDENT AND SECRETARY             Paul H. Schubert
                                         VICE PRESIDENT AND TREASURER
Susan P. Ryan
VICE PRESIDENT
(TAXABLE FUNDS)


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6114


SUBADVISOR, SUBADMINISTRATOR
AND PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                           [UBS|PAINEWEBBER(SM)LOGO]
                          (C)2002 UBS PaineWebber Inc.
                              All rights reserved
                                  Member SIPC
                  UBS PaineWebber is a service mark of UBS AG.

                              UBS PAINEWEBBER RMA

                             MONEY MARKET PORTFOLIO

                           U.S. GOVERNMENT PORTFOLIO

                                 TAX-FREE FUND

                        CALIFORNIA MUNICIPAL MONEY FUND

                         NEW YORK MUNICIPAL MONEY FUND

                        NEW JERSEY MUNICIPAL MONEY FUND

                              ---------------------
                                SEMIANNUAL REPORT
                                December 31, 2001
                              ---------------------

                           [UBS|PAINEWEBBER(SM) LOGO]